UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American Funds Portfolio SeriesSM

Semi-annual report for the six months ended April 30, 2013

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the cumulative total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2013 (the most recent calendar quarter-end). Also shown are the estimated gross and net expense ratios as of the series’ prospectus dated January 1, 2013:

Class A shares	Lifetime total return*	Gross expense ratio	Net expense ratio
Total returns reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	16.61%	1.14%	1.04%
American Funds Growth PortfolioSM	16.10	1.00	0.90
American Funds Growth and Income PortfolioSM	11.82	0.92	0.82
American Funds Balanced PortfolioSM	10.08	0.89	0.79
American Funds Income PortfolioSM	6.88	0.85	0.75
Total return reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	10.26	1.03	0.93
Total returns reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–1.33	0.88	0.75
American Funds Tax-Exempt Preservation PortfolioSM	0.53	0.99	0.76

*Since May 18, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are estimated as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver for all funds and the reimbursement for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio will remain in effect at least through December 31, 2013. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Fellow investors:

It’s our pleasure to present the semi-annual report for American Funds Portfolio Series, which covers the six-month period ended April 30, 2013. We take this opportunity to welcome new investors. Launched on May 18, 2012, the series held total net assets of nearly $4.8 billion as of April 30.

About the series

The series offers eight funds, each one a combination of individual American Funds. Each fund has a specific investment objective — such as preservation, balance and appreciation — and is intended to help investors pursue longer term goals, such as saving for college or retirement. These funds can be used in combination or individually, taking into consideration the investor’s time frame, risk tolerance and other factors.

Each fund’s mix of underlying funds is developed by American Funds’ senior investment professionals. Our Portfolio Oversight Committee meets regularly to review the series’ results and determine whether to make any changes to the target weightings of the funds.

The economy

The U.S. continued its recovery, albeit at a moderate pace, during the reporting period. Gross domestic product (GDP) was up 0.4% in the fourth quarter of 2012 and an estimated 2.4% in the first quarter of 2013. Following the “Great Recession,” the U.S. economy has now expanded for 15 consecutive quarters. The housing market showed noticeable improvement and, as a result, helped to boost many other sectors as well. The S&P/Case-Shiller index — a widely followed measure of home prices —rose in January at its fastest rate since the summer of 2006. Growth in the job market pushed the unemployment rate down to 7.5% at the end of April, its lowest level since 2008. Inflation remained benign, with the Consumer Price Index, a key measure of inflation, increasing 0.5% for the six months ended April 30.

The stock market

U.S. stocks rallied sharply during the reporting period, with major indexes passing all-time highs. First quarter 2013 results were particularly healthy, rebounding from a fourth-quarter 2012 decline exacerbated by troubling global events and ongoing fiscal challenges. Standard & Poor’s 500 Composite Index (a broad measure of the U.S. stock market) gained 14.4% for the period. Despite the fact that several European economies remain in recession and that growth in China has slowed, international markets were also quite strong. The MSCI All Country World ex USA Index (a leading benchmark for developed markets outside North America) climbed 12.8% for the six months.

Contents

1	Letter to investors

4	Investment portfolios

12	Financial statements

American Funds Portfolio Series	1

The bond market

The Federal Reserve continued its accommodative monetary policy and indicated that it planned to keep the target range for the federal funds rate exceptionally low until its unemployment and inflation goals are met.

With low interest rates as a backdrop, most sectors of the bond market saw positive results during the period. Barclays U.S. Aggregate Index (a measure of the broad fixed-income market) inched up 0.9%. Government, municipal and corporate investment-grade bonds all realized modest gains. Investors’ appetite for risk grew, as lower rated, high-yield bonds led all bond sectors, with the Barclays U.S. Corporate High Yield 2% Issuer Capped Index climbing 7.3%.

How the series fared

All of the funds in the series posted positive results for the period. Given the stock market’s rally, the series’ growth-oriented funds advanced to the greatest degree. While returns for those funds geared toward preservation may seem slight thus far, the goal is to maintain the value of assets in their portfolios. Since the funds in the series are intended as long-term investment vehicles, it’s more constructive to review results over extended time frames. The table on page 3 shows the series’ results since its inception nearly 12 months ago. While we are pleased by the lifetime results, one year is a relatively brief investment period. Investors are best served by maintaining a long-term perspective.

Moving forward

We are encouraged by many positive signs. Economic activity is expanding, labor market conditions are improving, the housing sector continues to strengthen, and business and consumer spending has increased moderately. However, cutbacks in government expenditures may restrain economic growth. With interest rates remaining so low for a prolonged period, inflation may become a concern. As the economic expansion continues and the need for accommodative Federal Reserve policy declines, there may be considerable volatility in bond market returns, with spillovers into other asset classes. Diversification becomes even more crucial in such an environment.

Regardless of the challenges that may lie ahead, we remain committed to our objective-based approach to investing, comprehensively evaluating company fundamentals in an effort to identify investments that may represent the best value over the long term.

We thank you for making American Funds Portfolio Series part of your investment plan. We look forward to reporting to you again at the end of our fiscal year.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 13, 2013

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

Cumulative total returns for Class A shares for the period ended April 30, 2013 (with all distributions reinvested)

		Lifetime
	6 months	(since 5/18/12)
American Funds Global Growth Portfolio	14.03%	27.37%
MSCI ACWI (All Country World Index)*†	13.46	26.44
Lipper Global Funds Index	15.01	27.13
American Funds Growth Portfolio	14.44	26.11
Standard & Poor’s 500 Composite Index*	14.41	26.14
Lipper Growth Funds Index	14.26	24.98
American Funds Growth and Income Portfolio	11.48	22.22
Standard & Poor’s 500 Composite Index*	14.41	26.14
Lipper Growth and Income Funds Index	13.30	24.93
American Funds Balanced Portfolio	10.05	19.54
Standard & Poor’s 500 Composite Index*	14.41	26.14
Lipper Balanced Funds Index	8.73	16.76
American Funds Income Portfolio	8.65	16.07
Standard & Poor’s 500 Composite Index*	14.41	26.14
Lipper Income Funds Index	6.58	13.30
American Funds Tax-Advantaged Income Portfolio	8.71	17.12
Barclays Municipal Bond Index*	1.78	4.39
Lipper Income Funds Index	6.58	13.30
American Funds Preservation Portfolio	.46	1.73
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	.80	2.01
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.18	3.74
American Funds Tax-Exempt Preservation Portfolio	1.62	3.76
Barclays Municipal Short-Intermediate 1–10 Years Index*	1.16	2.50
Lipper Intermediate Municipal Debt Funds Index	1.55	3.64

*	The market indexes are unmanaged and, therefore, have no expenses.
†	Results reflect dividends net of withholding taxes.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade (rated BBB and above) tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 70.0%
The New Economy Fund, Class R-6	1,909,702	$61,912	20.0%
New Perspective Fund, Class R-6	2,721,829	92,869	30.0
New World Fund, Inc., Class R-6	1,092,510	61,913	20.0
		216,694	70.0
Growth-and-income funds — 30.0%
Capital World Growth and Income Fund, Class R-6	2,271,186	92,869	30.0

Total investment securities (cost: $281,855,000)		309,563	100.0
Other assets less liabilities		(81)	—

Net assets		$309,482	100.0%

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 70.0%
AMCAP Fund, Class R-6	6,363,216	$155,644	30.0%
EuroPacific Growth Fund, Class R-6	2,957,217	129,704	25.0
SMALLCAP World Fund, Inc., Class R-6	1,755,915	77,822	15.0
		363,170	70.0
Growth-and-income funds — 30.0%
Fundamental Investors, Class R-6	3,435,097	155,644	30.0

Total investment securities (cost: $469,577,000)		518,814	100.0
Other assets less liabilities		(120)	—

Net assets		$518,694	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 20.0%
The Growth Fund of America, Inc., Class R-6	6,075,800	$230,698	20.0%

Growth-and-income funds — 40.0%
Capital World Growth and Income Fund, Class R-6	5,641,920	230,698	20.0
The Investment Company of America, Class R-6	6,803,247	230,698	20.0
		461,396	40.0
Equity-income and Balanced funds — 25.0%
Capital Income Builder, Class R-6	5,029,171	288,373	25.0

Bond funds — 15.0%
Capital World Bond Fund, Class R-6	8,196,286	173,024	15.0

Total investment securities (cost: $1,066,781,000)		1,153,491	100.0
Other assets less liabilities		(364)	—

Net assets		$1,153,127	100.0%

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Balanced Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 20.0%
New Perspective Fund, Class R-6	5,580,307	$190,400	20.0%

Growth-and-income funds — 30.0%
Capital World Growth and Income Fund, Class R-6	3,492,298	142,800	15.0
Washington Mutual Investors Fund, Class R-6	4,068,378	142,800	15.0
		285,600	30.0
Equity-income and Balanced funds — 25.0%
American Balanced Fund, Class R-6	10,725,556	238,000	25.0

Bond funds — 25.0%
The Bond Fund of America, Class R-6	18,335,909	238,000	25.0

Total investment securities (cost: $885,460,000)		952,000	100.0
Other assets less liabilities		(159)	—

Net assets		$951,841	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Income Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds — 20.0%
American Mutual Fund, Class R-6	6,220,055	$199,229	20.0%

Equity-income and Balanced funds — 40.0%
Capital Income Builder, Class R-6	3,474,509	199,229	20.0
The Income Fund of America, Class R-6	10,138,848	199,228	20.0
		398,457	40.0
Bond funds — 40.0%
American High-Income Trust, Class R-6	17,160,066	199,228	20.0
U.S. Government Securities Fund, Class R-6	14,030,167	199,228	20.0
		398,456	40.0

Total investment securities (cost: $941,518,000)		996,142	100.0
Other assets less liabilities		(180)	—

Net assets		$995,962	100.0%

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds — 50.0%
Capital World Growth and Income Fund, Class R-6	1,171,859	$47,918	25.0%
Washington Mutual Investors Fund, Class R-6	1,365,166	47,917	25.0
		95,835	50.0
Tax-exempt bond funds — 50.0%
American High-Income Municipal Bond Fund, Class R-6	3,063,767	47,917	25.0
The Tax-Exempt Bond Fund of America, Class R-6	3,621,868	47,917	25.0
		95,834	50.0

Total investment securities (cost: $179,225,000)		191,669	100.0
Other assets less liabilities		(36)	—

Net assets		$191,633	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds — 100.0%
The Bond Fund of America, Class R-6	7,025,744	$91,194	20.0%
Intermediate Bond Fund of America, Class R-6	13,264,605	182,389	40.0
Short-Term Bond Fund of America, Class R-6	18,112,047	182,388	40.0

Total investment securities (cost: $455,632,000)		455,971	100.0
Other assets less liabilities		(132)	—

Net assets		$455,839	100.0%

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Tax-exempt bond funds — 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	8,758,838	$143,907	70.0%
The Tax-Exempt Bond Fund of America, Class R-6	4,661,733	61,675	30.0

Total investment securities (cost: $204,374,000)		205,582	100.0
Other assets less liabilities		(110)	—

Net assets		$205,472	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities at April 30, 2013

	Global Growth Portfolio		Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value	$309,563		$518,814	$1,153,491
Receivables for:
Sales of fund’s shares	1,925		2,341	4,325
Dividends	—		—	—
Total assets	311,488		521,155	1,157,816

Liabilities:
Payables for:
Purchases of investments	1,593		2,056	4,035
Repurchases of fund’s shares	326		252	316
Services provided by related parties	83		146	327
Trustees’ deferred compensation	—	*	— *	—	*
Other	4		7	11
Total liabilities	2,006		2,461	4,689
Net assets at April 30, 2013	$309,482		$518,694	$1,153,127

Net assets consist of:
Capital paid in on shares of beneficial interest	$281,159		$469,903	$1,064,722
(Distributions in excess of) undistributed net investment income	(63)		(260)	(886)
Undistributed (accumulated) net realized gain (loss)	678		(186)	2,581
Distributions in excess of net realized gain	—		—	—
Net unrealized appreciation	27,708		49,237	86,710
Net assets at April 30, 2013	$309,482		$518,694	$1,153,127

Investment securities, at cost	$281,855		$469,577	$1,066,781

*Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

$952,000		$996,142		$191,669		$455,971		$205,582

3,642		5,041		1,199		2,346		1,659
63		163		293		191		485
955,705		1,001,346		193,161		458,508		207,726

3,133		4,628		1,341		1,835		1,849
420		407		151		646		345
302		344		35		183		59
—	*	—	*	—	*	—	*	—	*
9		5		1		5		1
3,864		5,384		1,528		2,669		2,254
$951,841		$995,962		$191,633		$455,839		$205,472

$885,390		$939,374		$179,046		$455,505		$204,240
13		(806)		210		22		53
(102)		2,770		—		(27)		(29)
—		—		(67)		—		—
66,540		54,624		12,444		339		1,208
$951,841		$995,962		$191,633		$455,839		$205,472

$885,460		$941,518		$179,225		$455,632		$204,374

American Funds Portfolio Series	13

Statements of assets and liabilities at April 30, 2013 (continued)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$193,702	$331,909	$826,573
	Shares outstanding	15,392	26,568	69,203
	Net asset value per share	$12.58	$12.49	$11.94
Class B:	Net assets	$1,172	$3,176	$7,354
	Shares outstanding	94	255	617
	Net asset value per share	$12.53	$12.43	$11.92
Class C:	Net assets	$31,801	$52,733	$123,912
	Shares outstanding	2,541	4,243	10,406
	Net asset value per share	$12.51	$12.43	$11.91
Class F-1:	Net assets	$12,738	$9,492	$15,595
	Shares outstanding	1,012	760	1,305
	Net asset value per share	$12.59	$12.49	$11.95
Class F-2:	Net assets	$9,363	$17,903	$14,588
	Shares outstanding	743	1,431	1,220
	Net asset value per share	$12.60	$12.51	$11.95
Class 529-A:	Net assets	$27,133	$52,022	$84,331
	Shares outstanding	2,157	4,165	7,062
	Net asset value per share	$12.58	$12.49	$11.94
Class 529-B:	Net assets	$353	$620	$1,060
	Shares outstanding	28	50	89
	Net asset value per share	$12.53	$12.44	$11.92
Class 529-C:	Net assets	$8,621	$19,986	$37,084
	Shares outstanding	689	1,609	3,115
	Net asset value per share	$12.51	$12.42	$11.91
Class 529-E:	Net assets	$599	$2,328	$3,669
	Shares outstanding	48	187	308
	Net asset value per share	$12.57	$12.46	$11.93
Class 529-F-1:	Net assets	$851	$2,084	$3,627
	Shares outstanding	68	167	303
	Net asset value per share	$12.59	$12.50	$11.95
Class R-1:	Net assets	$299	$1,535	$2,804
	Shares outstanding	24	123	236
	Net asset value per share	$12.53	$12.44	$11.91
Class R-2:	Net assets	$2,904	$5,603	$8,600
	Shares outstanding	232	450	722
	Net asset value per share	$12.52	$12.44	$11.91
Class R-3:	Net assets	$3,709	$5,964	$7,856
	Shares outstanding	295	478	659
	Net asset value per share	$12.56	$12.48	$11.92
Class R-4:	Net assets	$913	$1,002	$968
	Shares outstanding	72	80	81
	Net asset value per share	$12.59	$12.49	$11.95
Class R-5:	Net assets	$14,009	$11,706	$14,829
	Shares outstanding	1,111	935	1,240
	Net asset value per share	$12.61	$12.52	$11.96
Class R-6:	Net assets	$1,315	$631	$277
	Shares outstanding	104	50	23
	Net asset value per share	$12.66	$12.52	$11.95

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$640,545	$718,223	$162,782	$316,087	$136,549
54,468	63,803	14,247	31,403	13,449
$11.76	$11.26	$11.43	$10.07	$10.15
$5,356	$4,552	$191	$2,542	$142
456	405	17	253	14
$11.74	$11.23	$11.41	$10.06	$10.16
$115,258	$142,698	$17,293	$58,799	$42,655
9,830	12,713	1,518	5,847	4,206
$11.73	$11.22	$11.39	$10.06	$10.14
$23,564	$29,879	$7,666	$8,262	$10,744
2,004	2,653	671	821	1,058
$11.76	$11.26	$11.42	$10.07	$10.15
$17,502	$21,826	$3,701	$6,056	$15,382
1,487	1,937	324	602	1,515
$11.77	$11.27	$11.43	$10.07	$10.15
$65,355	$28,594		$29,878
5,558	2,541		2,969
$11.76	$11.25		$10.06
$859	$549		$576
73	49		57
$11.74	$11.24		$10.07
$29,241	$21,559		$15,505
2,493	1,921		1,541
$11.73	$11.22		$10.06
$2,315	$2,366		$2,335
197	210		232
$11.75	$11.25		$10.06
$2,754	$1,719		$1,581
234	153		157
$11.77	$11.26		$10.06
$3,460	$456		$737
295	41		73
$11.73	$11.23		$10.06
$9,167	$5,835		$4,977
781	519		495
$11.73	$11.23		$10.05
$12,891	$5,789		$3,202
1,097	515		318
$11.75	$11.25		$10.06
$6,642	$5,487		$1,249
565	487		124
$11.76	$11.26		$10.07
$8,662	$6,284		$3,623
736	558		360
$11.77	$11.27		$10.07
$8,270	$146		$430
703	13		43
$11.77	$11.27		$10.07

American Funds Portfolio Series	15

Statements of operations for the six months ended April 30, 2013

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
Investment income:

Dividends	$1,919		$2,852		$11,237

Fees and expenses*:
Investment advisory services	92		161		373
Distribution services	309		557		1,338
Transfer agent services	89		159		370
Reports to shareholders	2		4		10
Registration statement and prospectus	132		147		194
Trustees’ compensation	1		1		2
Auditing and legal	—	†	1		1
Custodian	13		13		13
State and local taxes	—		—		—
Other	13		28		50
Total fees and expenses before reimbursements/waivers	651		1,071		2,351
Less reimbursements/waivers of fees and expenses:
Investment advisory services	92		161		373
Other	—		—		—
Total fees and expenses before reimbursements/waivers	559		910		1,978
Net investment income	1,360		1,942		9,259

Net realized gain (loss) and unrealized appreciation on investments:
Net realized gain (loss) on sale of investments	—		—	†	—
Capital gain distributions received	785		—		2,674
Net realized gain (loss)	785		—	†	2,674
Net unrealized appreciation (depreciation) on investments	22,266		42,020		76,554
Net realized gain (loss) and unrealized appreciation on investments	23,051		42,020		79,228
Net increase in net assets resulting from operations	$24,411		$43,962		$88,487

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income		Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio		Portfolio	Portfolio

$7,527	$13,609	$2,180		$2,916	$2,499

313	345	66		185	84
1,211	1,402	234		757	346
317	351	64		195	85
7	8	2		5	2
191	213	76		163	81
2	2	—	†	1	1
1	1	—	†	1	— †
13	13	13		13	13
—	—	—		—	7
42	25	1		23	2
2,097	2,360	456		1,343	621

313	345	66		185	84
—	—	—		76	55
1,784	2,015	390		1,082	482
5,743	11,594	1,790		1,834	2,017

(6)	—	(2)		(25)	(40)
—	2,826	—		—	18
(6)	2,826	(2)		(25)	(22)
57,848	48,724	9,703		(230)	493
57,842	51,550	9,701		(255)	471
$63,585	$63,144	$11,491		$1,579	$2,488

American Funds Portfolio Series	17

Statements of changes in net assets

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]
Operations:
Net investment income	$1,360	$146	$1,942	$99	$9,259	$1,734
Net realized gain (loss)	785	(7)	— [3]	(186)	2,674	(93)
Net unrealized appreciation (depreciation) on investments	22,266	5,442	42,020	7,217	76,554	10,156
Net increase in net assets resulting from operations	24,411	5,581	43,962	7,130	88,487	11,797

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,568)	—	(2,296)	—	(10,570)	(1,305)
Distributions from net realized gain on investments	(57)	—	—	—	—	—
Total dividends and distributions paid to shareholders	(1,625)	—	(2,296)	—	(10,570)	(1,305)

Net capital share transactions	199,020	82,095	305,403	164,495	652,282	412,436

Total increase in net assets	221,806	87,676	347,069	171,625	730,199	422,928

Net assets:
Beginning of period	87,676	—	171,625	—	422,928	—
End of period	$309,482	$87,676	$518,694	$171,625	$1,153,127	$422,928

(Distributions in excess of) undistributed net investment income	$(63)	$145	$(260)	$94	$(886)	$425

[1]	Unaudited.
[2]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

18	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]

$5,743	$1,215	$11,594	$3,073	$1,790	$759	$1,834	$643	$2,017	$775
(6)	(96)	2,826	(55)	(2)	16	(25)	1	(22)	38
57,848	8,692	48,724	5,900	9,703	2,741	(230)	569	493	715
63,585	9,811	63,144	8,918	11,491	3,516	1,579	1,213	2,488	1,528

(6,037)	(902)	(13,165)	(2,309)	(1,757)	(582)	(1,898)	(560)	(2,020)	(718)

—	—	—	—	(51)	—	—	—	—	—
(6,037)	(902)	(13,165)	(2,309)	(1,808)	(582)	(1,898)	(560)	(2,020)	(718)
535,465	349,919	518,059	421,315	103,824	75,192	215,290	240,215	90,227	113,967

593,013	358,828	568,038	427,924	113,507	78,126	214,971	240,868	90,695	114,777

358,828	—	427,924	—	78,126	—	240,868	—	114,777	—
$951,841	$358,828	$995,962	$427,924	$191,633	$78,126	$455,839	$240,868	$205,472	$114,777

$13	$307	$(806)	$765	$210	$177	$22	$86	$53	$56

American Funds Portfolio Series	19

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

20	American Funds Portfolio Series

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 38 to 45.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2013, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	21

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

22	American Funds Portfolio Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Cash position and temporary investments — An underlying fund may also hold cash or money market instruments. The percentage of an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, an underlying fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the funds’ investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying funds actively manages the funds’ investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended April 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$199	$98	$425	$307	$765	$124	$86	$—
Undistributed tax-exempt income	—	—	—	—	—	101	—	56
Capital loss carryforward	—	—	(1)	—	—	—	—	—

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Gross unrealized appreciation on investment securities	$27,603	$49,046	$87,008	$66,439	$57,315	$12,380	$508	$1,162
Gross unrealized depreciation on investment securities	—	—	(390)	—	(2,748)	—	(195)	—
Net unrealized appreciation on investment securities	27,603	49,046	86,618	66,439	54,567	12,380	313	1,162
Cost of investment securities	281,960	469,768	1,066,873	885,561	941,575	179,289	455,658	204,420

24	American Funds Portfolio Series

Dividends from net investment income shown on the accompanying financial statements are considered ordinary income distributions or tax-exempt distributions for tax purposes. Distributions from short-term net realized gains are considered ordinary income distributions for tax purposes. Tax-basis distributions paid to shareholders from net investment income and short-term net realized gains, if applicable, were as follows (dollars in thousands):

Share class	Global Growth Portfolio			Growth Portfolio		Growth and Income Portfolio			Balanced Portfolio
	Six months ended April 30, 2013		Period ended October 31, 2012*	Six months ended April 30, 2013	Period ended October 31, 2012*	Six months ended April 30, 2013	Period ended October 31, 2012*		Six months ended April 30, 2013	Period ended October 31, 2012*
Class A	$1,014		$—	$1,500	$—	$7,777	$1,009		$4,273	$655
Class B	5		—	13	—	64	9		29	5
Class C	127		—	168	—	873	74		521	62
Class F-1	31		—	49	—	161	19		118	11
Class F-2	43		—	38	—	127	11		127	15
Class 529-A	174		—	278	—	855	100		512	85
Class 529-B	2		—	3	—	10	1		4	1
Class 529-C	34		—	79	—	280	27		144	21
Class 529-E	3		—	13	—	33	4		17	2
Class 529-F-1	7		—	14	—	40	3		29	4
Class R-1	2		—	10	—	24	2		16	1
Class R-2	10		—	19	—	50	2		39	3
Class R-3	9		—	6	—	51	4		68	11
Class R-4	9		—	6	—	5	—	†	16	2
Class R-5	155		—	99	—	217	40		90	24
Class R-6	—	†	—	1	—	3	—	†	34	—	†
Total	$1,625		$—	$2,296	$—	$10,570	$1,305		$6,037	$902

Share class	Income Portfolio			Tax-Advantaged Income Portfolio			Preservation Portfolio			Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2013	Period ended October 31, 2012*		Six months ended April 30, 2013	Period ended October 31, 2012*		Six months ended April 30, 2013	Period ended October 31, 2012*		Six months ended April 30, 2013	Period ended October 31, 2012*
Class A	$9,673	$1,728		$1,587	$526		$1,477	$430		$1,400	$528
Class B	60	13		2	—	†	5	1		1	—	†
Class C	1,610	250		129	30		108	31		308	83
Class F-1	502	99		56	18		43	17		123	45
Class F-2	308	46		34	8		34	14		188	62
Class 529-A	407	70					137	40
Class 529-B	7	1					1	—	†
Class 529-C	243	40					22	5
Class 529-E	34	5					8	3
Class 529-F-1	30	3					7	3
Class R-1	5	1					2	—	†
Class R-2	59	6					6	2
Class R-3	62	10					12	1
Class R-4	52	5					8	—	†
Class R-5	111	32					26	13
Class R-6	2	—	†				2	—	†
Total	$13,165	$2,309		$1,808	$582		$1,898	$560		$2,020	$718

*	For the period May 18, 2012, commencement of operations, through October 31, 2012.
†	Amount less than one thousand.

American Funds Portfolio Series	25

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can be modified or terminated only with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 38 to 45.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion the adviser may elect to extend, modify, or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2013, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	98	—
Tax-Advantaged Income Portfolio	78	Not applicable
Preservation Portfolio	114	—
Tax-Exempt Preservation Portfolio	301	Not applicable

26	American Funds Portfolio Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended April 30, 2013, were as follows:

Share class	Distribution services	Transfer agent services	529 plan services
Global Growth Portfolio
Class A	$157,723	$52,395	Not applicable
Class B	3,850	446	Not applicable
Class C	86,546	7,891	Not applicable
Class F-1	8,376	3,627	Not applicable
Class F-2	Not applicable	2,583	Not applicable
Class 529-A	12,499	9,097	$8,605
Class 529-B	1,147	125	113
Class 529-C	24,623	2,404	2,421
Class 529-E	947	115	187
Class 529-F-1	—	293	283
Class R-1	941	101	Not applicable
Class R-2	7,577	4,442	Not applicable
Class R-3	4,240	1,066	Not applicable
Class R-4	857	456	Not applicable
Class R-5	Not applicable	3,648	Not applicable
Class R-6	Not applicable	60	Not applicable
Total class-specific expenses	$309,326	$88,749	$11,609

Growth Portfolio
Class A	$271,091	$96,044	Not applicable
Class B	10,619	1,208	Not applicable
Class C	149,157	13,786	Not applicable
Class F-1	8,093	3,662	Not applicable
Class F-2	Not applicable	5,035	Not applicable
Class 529-A	18,960	18,841	$17,494
Class 529-B	2,762	317	272
Class 529-C	67,357	6,832	6,630
Class 529-E	3,825	472	752
Class 529-F-1	—	809	756
Class R-1	5,900	667	Not applicable
Class R-2	11,495	6,133	Not applicable
Class R-3	6,993	1,711	Not applicable
Class R-4	842	459	Not applicable
Class R-5	Not applicable	2,929	Not applicable
Class R-6	Not applicable	84	Not applicable
Total class-specific expenses	$557,094	$158,989	$25,904

American Funds Portfolio Series	27

Share class	Distribution services	Transfer agent services	529 plan services
Growth and Income Portfolio
Class A	$695,596	$257,869	Not applicable
Class B	27,806	3,259	Not applicable
Class C	375,797	35,308	Not applicable
Class F-1	13,676	6,228	Not applicable
Class F-2	Not applicable	4,492	Not applicable
Class 529-A	52,666	30,862	$28,753
Class 529-B	4,269	476	420
Class 529-C	125,648	12,658	12,366
Class 529-E	6,251	788	1,229
Class 529-F-1	—	1,320	1,283
Class R-1	8,903	1,066	Not applicable
Class R-2	17,741	8,844	Not applicable
Class R-3	9,314	2,898	Not applicable
Class R-4	457	98	Not applicable
Class R-5	Not applicable	3,817	Not applicable
Class R-6	Not applicable	65	Not applicable
Total class-specific expenses	$1,338,124	$370,048	$44,051

Balanced Portfolio
Class A	$612,113	$204,503	Not applicable
Class B	21,102	2,499	Not applicable
Class C	358,248	33,971	Not applicable
Class F-1	15,266	6,511	Not applicable
Class F-2	Not applicable	6,266	Not applicable
Class 529-A	35,710	27,063	$24,523
Class 529-B	3,497	398	344
Class 529-C	106,481	10,854	10,482
Class 529-E	4,398	564	865
Class 529-F-1	—	1,273	1,185
Class R-1	11,503	1,097	Not applicable
Class R-2	19,302	10,067	Not applicable
Class R-3	20,805	7,812	Not applicable
Class R-4	2,985	1,437	Not applicable
Class R-5	Not applicable	2,220	Not applicable
Class R-6	Not applicable	114	Not applicable
Total class-specific expenses	$1,211,410	$316,649	$37,399

Income Portfolio
Class A	$741,607	$245,274	Not applicable
Class B	18,471	2,172	Not applicable
Class C	480,758	46,285	Not applicable
Class F-1	31,087	14,767	Not applicable
Class F-2	Not applicable	8,162	Not applicable
Class 529-A	21,026	11,327	$10,387
Class 529-B	2,303	256	226
Class 529-C	74,876	7,637	7,369
Class 529-E	4,517	566	888
Class 529-F-1	—	690	672
Class R-1	1,489	172	Not applicable
Class R-2	12,995	7,233	Not applicable
Class R-3	9,787	4,045	Not applicable
Class R-4	2,941	1,004	Not applicable
Class R-5	Not applicable	1,514	Not applicable
Class R-6	Not applicable	45	Not applicable
Total class-specific expenses	$1,401,857	$351,149	$19,542

Tax-Advantaged Income Portfolio
Class A	$169,681	$54,583
Class B	740	82
Class C	59,058	5,817
Class F-1	5,008	2,183
Class F-2	Not applicable	1,295
Total class-specific expenses	$234,487	$63,960

28	American Funds Portfolio Series

Share class	Distribution services	Transfer agent services	529 plan services
Preservation Portfolio
Class A	$384,903	$128,617	Not applicable
Class B	12,262	1,454	Not applicable
Class C	234,519	23,333	Not applicable
Class F-1	9,558	4,679	Not applicable
Class F-2	Not applicable	2,609	Not applicable
Class 529-A	21,767	12,830	$11,653
Class 529-B	2,658	305	261
Class 529-C	61,621	6,397	6,067
Class 529-E	4,595	589	904
Class 529-F-1	—	540	504
Class R-1	3,650	493	Not applicable
Class R-2	12,956	7,614	Not applicable
Class R-3	7,065	3,346	Not applicable
Class R-4	1,724	904	Not applicable
Class R-5	Not applicable	1,122	Not applicable
Class R-6	Not applicable	142	Not applicable
Total class-specific expenses	$757,278	$194,974	$19,389

Tax-Exempt Preservation Portfolio
Class A	$166,516	$54,798
Class B	670	81
Class C	166,461	16,506
Class F-1	12,532	6,071
Class F-2	Not applicable	8,043
Total class-specific expenses	$346,179	$85,499

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$509	$6	$515
Growth Portfolio	972	11	983
Growth and Income Portfolio	2,388	27	2,415
Balanced Portfolio	2,026	23	2,049
Income Portfolio	2,408	26	2,434
Tax-Advantaged Income Portfolio	444	5	449
Preservation Portfolio	1,435	16	1,451
Tax-Exempt Preservation Portfolio	655	7	662

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2013, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$199,669	$—
Growth Portfolio	305,648	528
Growth and Income Portfolio	654,078	—
Balanced Portfolio	535,920	699
Income Portfolio	519,456	—
Tax-Advantaged Income Portfolio	104,033	218
Preservation Portfolio	220,480	5,174
Tax-Exempt Preservation Portfolio	94,714	4,435

American Funds Portfolio Series	29

8. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2013, were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Global Growth Portfolio
Six months ended April 30, 2013
Class A	$134,083	11,276	$1,006		88		$(8,881)	(751)	$126,208		10,613
Class B	753	63	5		1		(163)	(13)	595		51
Class C	23,152	1,948	126		11		(1,226)	(103)	22,052		1,856
Class F-1	10,883	912	27		2		(611)	(50)	10,299		864
Class F-2	8,028	679	34		3		(554)	(46)	7,508		636
Class 529-A	16,383	1,383	174		15		(499)	(42)	16,058		1,356
Class 529-B	195	16	2		—	[2]	(30)	(2)	167		14
Class 529-C	6,177	523	34		2		(194)	(16)	6,017		509
Class 529-E	412	35	3		—	[2]	(52)	(4)	363		31
Class 529-F-1	591	51	7		1		(80)	(7)	518		45
Class R-1	192	16	2		—	[2]	(52)	(4)	142		12
Class R-2	3,812	323	10		1		(1,612)	(132)	2,210		192
Class R-3	3,393	284	9		1		(115)	(10)	3,287		275
Class R-4	654	56	9		1		(152)	(13)	511		44
Class R-5	2,256	190	155		14		(562)	(48)	1,849		156
Class R-6	1,244	103	—	[2]	—	[2]	(8)	(1)	1,236		102
Total net increase (decrease)	$212,208	17,858	$1,603		140		$(14,791)	(1,242)	$199,020		16,756

For the period May 18, 2012[3] to October 31, 2012
Class A	$77,801	7,379	$—		—		$(28,728)	(2,600)	$49,073		4,779
Class B	527	48	—		—		(59)	(5)	468		43
Class C	7,840	722	—		—		(401)	(37)	7,439		685
Class F-1	1,639	153	—		—		(51)	(5)	1,588		148
Class F-2	1,317	123	—		—		(180)	(16)	1,137		107
Class 529-A	8,651	807	—		—		(71)	(6)	8,580		801
Class 529-B	154	14	—		—		(3)	— [2]	151		14
Class 529-C	1,927	181	—		—		(6)	(1)	1,921		180
Class 529-E	185	17	—		—		— [2]	— [2]	185		17
Class 529-F-1	251	23	—		—		—	—	251		23
Class R-1	131	12	—		—		—	—	131		12
Class R-2	442	40	—		—		— [2]	— [2]	442		40
Class R-3	419	40	—		—		(211)	(20)	208		20
Class R-4	320	28	—		—		— [2]	— [2]	320		28
Class R-5	10,620	993	—		—		(419)	(38)	10,201		955
Class R-6	191	19	—		—		(191)	(17)	—	[2]	2
Total net increase (decrease)	$112,415	10,599	$—		—		$(30,320)	(2,745)	$82,095		7,854

30	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Growth Portfolio
Six months ended April 30, 2013
Class A	$212,095	18,004	$1,486	132		$(16,142)	(1,374)	$197,439	16,762
Class B	1,825	154	13	1		(356)	(30)	1,482	125
Class C	36,645	3,115	166	14		(2,205)	(187)	34,606	2,942
Class F-1	6,553	563	49	4		(1,089)	(94)	5,513	473
Class F-2	17,133	1,456	35	3		(2,324)	(196)	14,844	1,263
Class 529-A	27,974	2,387	278	25		(1,731)	(145)	26,521	2,267
Class 529-B	151	13	3	—	[2]	(112)	(9)	42	4
Class 529-C	11,026	943	79	7		(873)	(74)	10,232	876
Class 529-E	1,471	127	13	1		(14)	(1)	1,470	127
Class 529-F-1	927	81	14	1		(30)	(3)	911	79
Class R-1	899	78	10	1		(272)	(24)	637	55
Class R-2	3,967	336	18	2		(283)	(25)	3,702	313
Class R-3	5,386	455	6	1		(285)	(24)	5,107	432
Class R-4	726	62	6	1		(42)	(4)	690	59
Class R-5	2,213	187	99	9		(626)	(53)	1,686	143
Class R-6	587	49	1	—	[2]	(67)	(5)	521	44
Total net increase (decrease)	$329,578	28,010	$2,276	202		$(26,451)	(2,248)	$305,403	25,964

For the period May 18, 2012[3] to October 31, 2012
Class A	$132,170	12,495	$—	—		$(29,441)	(2,689)	$102,729	9,806
Class B	1,449	135	—	—		(51)	(5)	1,398	130
Class C	14,646	1,364	—	—		(679)	(63)	13,967	1,301
Class F-1	3,179	297	—	—		(104)	(10)	3,075	287
Class F-2	1,820	170	—	—		(23)	(2)	1,797	168
Class 529-A	20,526	1,923	—	—		(272)	(25)	20,254	1,898
Class 529-B	506	48	—	—		(19)	(2)	487	46
Class 529-C	7,926	739	—	—		(69)	(6)	7,857	733
Class 529-E	647	60	—	—		(1)	— [2]	646	60
Class 529-F-1	1,032	96	—	—		(90)	(8)	942	88
Class R-1	731	68	—	—		—	—	731	68
Class R-2	1,619	148	—	—		(114)	(11)	1,505	137
Class R-3	625	59	—	—		(142)	(13)	483	46
Class R-4	229	21	—	—		— [2]	— [2]	229	21
Class R-5	8,464	803	—	—		(125)	(11)	8,339	792
Class R-6	245	23	—	—		(189)	(17)	56	6
Total net increase (decrease)	$195,814	18,449	$—	—		$(31,319)	(2,862)	$164,495	15,587

See page 37 for footnotes.

American Funds Portfolio Series	31

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Growth and Income Portfolio
Six months ended April 30, 2013
Class A	$500,403	44,235	$7,720		691		$(37,209)	(3,289)	$470,914	41,637
Class B	4,170	371	64		6		(1,204)	(106)	3,030	271
Class C	80,463	7,116	867		78		(4,890)	(431)	76,440	6,763
Class F-1	9,344	828	152		14		(1,760)	(157)	7,736	685
Class F-2	10,237	903	124		11		(807)	(72)	9,554	842
Class 529-A	43,692	3,877	855		77		(2,070)	(183)	42,477	3,771
Class 529-B	533	47	10		1		(173)	(15)	370	33
Class 529-C	20,787	1,846	280		25		(1,239)	(108)	19,828	1,763
Class 529-E	2,320	208	33		3		(71)	(6)	2,282	205
Class 529-F-1	2,034	183	40		3		(63)	(5)	2,011	181
Class R-1	2,184	194	24		2		(399)	(35)	1,809	161
Class R-2	7,637	678	49		5		(1,103)	(97)	6,583	586
Class R-3	6,853	601	51		5		(758)	(66)	6,146	540
Class R-4	853	75	5		—	[2]	(31)	(3)	827	72
Class R-5	2,751	242	217		19		(903)	(79)	2,065	182
Class R-6	230	21	3		—	[2]	(23)	(2)	210	19
Total net increase (decrease)	$694,491	61,425	$10,494		940		$(52,703)	(4,654)	$652,282	57,711

For the period May 18, 2012[3] to October 31, 2012
Class A	$324,467	30,594	$863		81		$(33,316)	(3,109)	$292,014	27,566
Class B	4,131	388	9		1		(460)	(43)	3,680	346
Class C	39,940	3,743	74		7		(1,149)	(107)	38,865	3,643
Class F-1	7,160	672	16		1		(582)	(53)	6,594	620
Class F-2	4,315	401	9		1		(252)	(24)	4,072	378
Class 529-A	35,172	3,311	100		10		(323)	(30)	34,949	3,291
Class 529-B	698	66	1		—	[2]	(109)	(10)	590	56
Class 529-C	14,584	1,367	27		3		(188)	(18)	14,423	1,352
Class 529-E	1,098	102	3		1		—	—	1,101	103
Class 529-F-1	1,299	122	3		—	[2]	—	—	1,302	122
Class R-1	815	76	2		—	[2]	(12)	(1)	805	75
Class R-2	1,489	137	2		—	[2]	(6)	(1)	1,485	136
Class R-3	1,389	130	4		—	[2]	(117)	(11)	1,276	119
Class R-4	93	9	—	[2]	—	[2]	— [2]	— [2]	93	9
Class R-5	11,493	1,090	40		4		(392)	(36)	11,141	1,058
Class R-6	46	4	—	[2]	—	[2]	— [2]	— [2]	46	4
Total net increase (decrease)	$448,189	42,212	$1,153		109		$(36,906)	(3,443)	$412,436	38,878

32	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Balanced Portfolio
Six months ended April 30, 2013
Class A	$397,255	35,413	$4,246		381		$(38,353)	(3,419)	$363,148	32,375
Class B	2,893	259	29		3		(1,139)	(102)	1,783	160
Class C	72,636	6,471	517		47		(4,699)	(419)	68,454	6,099
Class F-1	20,858	1,849	118		11		(2,823)	(254)	18,153	1,606
Class F-2	10,769	961	126		11		(581)	(52)	10,314	920
Class 529-A	29,432	2,637	511		46		(3,246)	(288)	26,697	2,395
Class 529-B	484	44	4		—	[2]	(187)	(17)	301	27
Class 529-C	14,155	1,267	144		13		(1,101)	(98)	13,198	1,182
Class 529-E	1,342	122	17		2		(84)	(8)	1,275	116
Class 529-F-1	1,697	154	29		3		(541)	(48)	1,185	109
Class R-1	2,853	255	16		2		(417)	(37)	2,452	220
Class R-2	7,859	700	38		3		(1,750)	(159)	6,147	544
Class R-3	11,007	984	68		6		(3,607)	(327)	7,468	663
Class R-4	6,033	531	16		1		(250)	(22)	5,799	510
Class R-5	1,989	176	90		8		(812)	(72)	1,267	112
Class R-6	8,704	774	34		3		(914)	(79)	7,824	698
Total net increase (decrease)	$589,966	52,597	$6,003		540		$(60,504)	(5,401)	$535,465	47,736

For the period May 18, 2012[3] to October 31, 2012
Class A	$261,957	24,894	$554		52		$(30,373)	(2,853)	$232,138	22,093
Class B	3,378	321	5		—	[2]	(269)	(25)	3,114	296
Class C	40,576	3,831	62		6		(1,139)	(106)	39,499	3,731
Class F-1	4,286	407	9		1		(105)	(10)	4,190	398
Class F-2	6,059	567	13		1		(16)	(1)	6,056	567
Class 529-A	33,585	3,188	85		8		(354)	(33)	33,316	3,163
Class 529-B	515	49	1		—	[2]	(35)	(3)	481	46
Class 529-C	14,139	1,343	21		2		(363)	(34)	13,797	1,311
Class 529-E	855	81	2		—	[2]	(2)	— [2]	855	81
Class 529-F-1	1,432	136	4		—	[2]	(119)	(11)	1,317	125
Class R-1	793	75	1		—	[2]	— [2]	— [2]	794	75
Class R-2	2,890	268	3		1		(342)	(32)	2,551	237
Class R-3	4,725	439	10		1		(58)	(6)	4,677	434
Class R-4	567	55	2		—	[2]	— [2]	— [2]	569	55
Class R-5	6,617	634	24		2		(128)	(12)	6,513	624
Class R-6	52	5	—	[2]	—	[2]	— [2]	— [2]	52	5
Total net increase (decrease)	$382,426	36,293	$796		74		$(33,303)	(3,126)	$349,919	33,241

See page 37 for footnotes.

American Funds Portfolio Series	33

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Income Portfolio
Six months ended April 30, 2013
Class A	$405,848	37,574	$9,402		876		$(39,493)	(3,657)	$375,757	34,793
Class B	2,685	251	59		5		(927)	(85)	1,817	171
Class C	83,631	7,760	1,588		148		(6,741)	(624)	78,478	7,284
Class F-1	21,914	2,030	499		47		(12,256)	(1,130)	10,157	947
Class F-2	13,146	1,213	304		28		(2,545)	(235)	10,905	1,006
Class 529-A	16,034	1,492	407		38		(2,408)	(223)	14,033	1,307
Class 529-B	278	26	7		1		(103)	(10)	182	17
Class 529-C	12,198	1,133	243		23		(852)	(79)	11,589	1,077
Class 529-E	1,533	143	34		3		(185)	(17)	1,382	129
Class 529-F-1	1,143	108	30		3		(15)	(1)	1,158	110
Class R-1	317	30	5		1		(41)	(4)	281	27
Class R-2	3,516	324	59		5		(25)	(2)	3,550	327
Class R-3	4,168	387	62		6		(582)	(53)	3,648	340
Class R-4	4,529	413	52		5		(151)	(14)	4,430	404
Class R-5	3,452	316	111		10		(2,963)	(272)	600	54
Class R-6	102	10	2		—	[2]	(12)	(1)	92	9
Total net increase (decrease)	$574,494	53,210	$12,864		1,199		$(69,299)	(6,407)	$518,059	48,002

For the period May 18, 2012[3] to October 31, 2012
Class A	$332,993	32,028	$1,532		146		$(33,168)	(3,164)	$301,357	29,010
Class B	2,768	267	13		1		(363)	(34)	2,418	234
Class C	57,660	5,532	247		24		(1,337)	(127)	56,570	5,429
Class F-1	17,872	1,718	96		9		(221)	(21)	17,747	1,706
Class F-2	10,035	956	42		4		(309)	(29)	9,768	931
Class 529-A	13,212	1,268	70		7		(425)	(41)	12,857	1,234
Class 529-B	337	33	1		—	[2]	(6)	(1)	332	32
Class 529-C	9,277	889	40		4		(512)	(49)	8,805	844
Class 529-E	852	82	5		—	[2]	(14)	(1)	843	81
Class 529-F-1	447	43	3		—	[2]	—	—	450	43
Class R-1	160	15	1		—	[2]	(10)	(1)	151	14
Class R-2	2,018	192	6		1		(9)	(1)	2,015	192
Class R-3	1,835	174	9		1		(3)	— [2]	1,841	175
Class R-4	870	82	5		1		—	—	875	83
Class R-5	5,266	507	32		3		(59)	(6)	5,239	504
Class R-6	48	4	—	[2]	—	[2]	(1)	— [2]	47	4
Total net increase (decrease)	$455,650	43,790	$2,102		201		$(36,437)	(3,475)	$421,315	40,516

34	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Tax-Advantaged Income Portfolio
Six months ended April 30, 2013
Class A	$91,904	8,367	$1,567		143		$(5,170)	(468)	$88,301	8,042
Class B	122	11	1		—		(18)	(1)	105	10
Class C	9,728	885	129		12		(976)	(89)	8,881	808
Class F-1	5,142	463	54		5		(742)	(68)	4,454	400
Class F-2	2,077	188	30		3		(24)	(2)	2,083	189
Total net increase (decrease)	$108,973	9,914	$1,781		163		$(6,930)	(628)	$103,824	9,449

For the period May 18, 2012[3] to October 31, 2012
Class A	$90,125	8,724	$297		28		$(26,972)	(2,547)	$63,450	6,205
Class B	82	8	—	[2]	—	[2]	(12)	(1)	70	7
Class C	8,001	763	29		3		(596)	(56)	7,434	710
Class F-1	2,948	282	14		2		(137)	(13)	2,825	271
Class F-2	1,409	135	5		—	[2]	(1)	— [2]	1,413	135
Total net increase (decrease)	$102,565	9,912	$345		33		$(27,718)	(2,617)	$75,192	7,328

See page 37 for footnotes.

American Funds Portfolio Series	35

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Preservation Portfolio
Six months ended April 30, 2013
Class A	$225,505	22,417	$1,447		144		$(73,976)	(7,362)	$152,976	15,199
Class B	1,991	198	5		1		(1,052)	(105)	944	94
Class C	36,290	3,612	106		10		(10,244)	(1,020)	26,152	2,602
Class F-1	4,319	430	41		4		(2,884)	(287)	1,476	147
Class F-2	5,498	547	34		3		(2,515)	(250)	3,017	300
Class 529-A	16,016	1,593	137		14		(3,059)	(305)	13,094	1,302
Class 529-B	284	28	1		—	[2]	(239)	(24)	46	4
Class 529-C	8,575	853	22		2		(1,538)	(153)	7,059	702
Class 529-E	1,349	134	8		1		(367)	(37)	990	98
Class 529-F-1	927	92	7		1		(38)	(4)	896	89
Class R-1	1,098	109	2		—	[2]	(632)	(63)	468	46
Class R-2	5,164	514	6		1		(1,594)	(159)	3,576	356
Class R-3	8,612	856	12		1		(5,665)	(563)	2,959	294
Class R-4	1,589	157	8		1		(618)	(61)	979	97
Class R-5	1,613	160	26		3		(1,388)	(138)	251	25
Class R-6	416	42	2		—	[2]	(11)	(1)	407	41
Total net increase (decrease)	$319,246	31,742	$1,864		186		$(105,820)	(10,532)	$215,290	21,396

For the period May 18, 2012[3] to October 31, 2012
Class A	$197,273	19,619	$343		34		$(34,768)	(3,449)	$162,848	16,204
Class B	1,752	174	1		—	[2]	(154)	(15)	1,599	159
Class C	34,032	3,385	30		3		(1,437)	(143)	32,625	3,245
Class F-1	7,875	783	14		1		(1,105)	(110)	6,784	674
Class F-2	3,561	354	12		1		(538)	(53)	3,035	302
Class 529-A	17,555	1,746	40		4		(832)	(83)	16,763	1,667
Class 529-B	631	63	—	[2]	—	[2]	(103)	(10)	528	53
Class 529-C	8,727	869	5		—	[2]	(305)	(30)	8,427	839
Class 529-E	1,359	135	3		—	[2]	(17)	(1)	1,345	134
Class 529-F-1	732	73	2		—	[2]	(50)	(5)	684	68
Class R-1	270	27	—	[2]	—	[2]	—	—	270	27
Class R-2	1,407	140	2		—	[2]	(8)	(1)	1,401	139
Class R-3	251	25	1		—	[2]	(7)	(1)	245	24
Class R-4	271	27	—	[2]	—	[2]	— [2]	— [2]	271	27
Class R-5	4,041	402	13		1		(687)	(68)	3,367	335
Class R-6	23	2	—	[2]	—	[2]	—	—	23	2
Total net increase (decrease)	$279,760	27,824	$466		44		$(40,011)	(3,969)	$240,215	23,899

36	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends				epurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Tax-Exempt Preservation Portfolio
Six months ended April 30, 2013
Class A	$85,883	8,466	$1,381		137		$(22,353)	(2,207)	$64,911	6,396
Class B	101	10	1		—		(62)	(6)	40	4
Class C	24,281	2,396	306		30		(4,179)	(413)	20,408	2,013
Class F-1	4,845	478	122		12		(3,414)	(336)	1,553	154
Class F-2	6,691	659	186		18		(3,562)	(352)	3,315	325
Total net increase (decrease)	$121,801	12,009	$1,996		197		$(33,570)	(3,314)	$90,227	8,892

For the period May 18, 2012[3] to October 31, 2012
Class A	$99,451	9,897	$354		35		$(29,058)	(2,879)	$70,747	7,053
Class B	117	12	—	[2]	—	[2]	(17)	(2)	100	10
Class C	22,490	2,237	78		8		(522)	(52)	22,046	2,193
Class F-1	9,392	933	41		4		(338)	(33)	9,095	904
Class F-2	12,843	1,275	58		6		(922)	(91)	11,979	1,190
Total net increase (decrease)	$144,293	14,354	$531		53		$(30,857)	(3,057)	$113,967	11,350

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

American Funds Portfolio Series	37

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
American Funds Global Growth Portfolio
Class A:
4/30/13[6,7]	$11.17	$.09	$1.47	$1.56	$(.14)	$(.01)	$(.15)	$12.58	14.03%	$193,702	.63%[8]		.53%[8]		1.03%[8]		1.56%[8]
10/31/12[6,9]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	53,354	.25		.20		.71		.29
Class B:
4/30/13[6,7]	11.13	.05	1.47	1.52	(.11)	(.01)	(.12)	12.53	13.70	1,172	1.37	[8]	1.27	[8]	1.77	[8]	.79	[8]
10/31/12[6,9]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	485	.56		.51		1.02		(.08)
Class C:
4/30/13[6,7]	11.13	.04	1.47	1.51	(.12)	(.01)	(.13)	12.51	13.73	31,801	1.36	[8]	1.26	[8]	1.76	[8]	.75	[8]
10/31/12[6,9]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	7,627	.56		.51		1.02		(.17)
Class F-1:
4/30/13[6,7]	11.17	.05	1.52	1.57	(.14)	(.01)	(.15)	12.59	14.17	12,738	.62	[8]	.52	[8]	1.02	[8]	.82	[8]
10/31/12[6,9]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	1,653	.19		.14		.65		.28
Class F-2:
4/30/13[6,7]	11.18	.10	1.48	1.58	(.15)	(.01)	(.16)	12.60	14.24	9,363	.37	[8]	.27	[8]	.77	[8]	1.64	[8]
10/31/12[6,9]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	1,196	.11		.06		.57		.37
Class 529-A:
4/30/13[6,7]	11.16	.10	1.47	1.57	(.14)	(.01)	(.15)	12.58	14.20	27,133	.60	[8]	.50	[8]	1.00	[8]	1.72	[8]
10/31/12[6,9]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	8,942	.23		.18		.69		.21
Class 529-B:
4/30/13[6,7]	11.14	.06	1.45	1.51	(.11)	(.01)	(.12)	12.53	13.60	353	1.47	[8]	1.37	[8]	1.87	[8]	1.05	[8]
10/31/12[6,9]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	157	.59		.54		1.05		(.26)
Class 529-C:
4/30/13[6,7]	11.12	.03	1.49	1.52	(.12)	(.01)	(.13)	12.51	13.69	8,621	1.46	[8]	1.36	[8]	1.86	[8]	.55	[8]
10/31/12[6,9]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	2,000	.60		.56		1.07		(.18)
Class 529-E:
4/30/13[6,7]	11.16	.07	1.48	1.55	(.13)	(.01)	(.14)	12.57	14.01	599	.92	[8]	.82	[8]	1.32	[8]	1.26	[8]
10/31/12[6,9]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	188	.33		.29		.80		.08
Class 529-F-1:
4/30/13[6,7]	11.18	.13	1.44	1.57	(.15)	(.01)	(.16)	12.59	14.13	851	.46	[8]	.36	[8]	.86	[8]	2.15	[8]
10/31/12[6,9]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	258	.16		.11		.62		.23
Class R-1:
4/30/13[6,7]	11.14	.06	1.46	1.52	(.12)	(.01)	(.13)	12.53	13.67	299	1.34	[8]	1.24	[8]	1.74	[8]	1.07	[8]
10/31/12[6,9]	10.00	— [10]	1.14	1.14	—	—	—	11.14	11.40	134	.51		.47		.98		(.04)
Class R-2:
4/30/13[6,7]	11.15	— [10]	1.51	1.51	(.13)	(.01)	(.14)	12.52	13.63	2,904	1.45	[8]	1.35	[8]	1.85	[8]	(.06)[8]
10/31/12[6,9]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50	445	.47		.42		.93		(.21)
Class R-3:
4/30/13[6,7]	11.16	.04	1.51	1.55	(.14)	(.01)	(.15)	12.56	13.97	3,709	.90	[8]	.80	[8]	1.30	[8]	.74	[8]
10/31/12[6,9]	10.00	.04	1.12	1.16	—	—	—	11.16	11.60	227	.33		.29		.80		.39
Class R-4:
4/30/13[6,7]	11.18	.12	1.45	1.57	(.15)	(.01)	(.16)	12.59	14.12	913	.64	[8]	.54	[8]	1.04	[8]	2.04	[8]
10/31/12[6,9]	10.00	— [10]	1.18	1.18	—	—	—	11.18	11.80	318	.21		.16		.67		(.02)
Class R-5:
4/30/13[6,7]	11.18	.14	1.45	1.59	(.15)	(.01)	(.16)	12.61	14.33	14,009	.30	[8]	.20	[8]	.70	[8]	2.41	[8]
10/31/12[6,9]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	10,674	.10		.05		.56		.30
Class R-6:
4/30/13[6,7]	11.17	.03	1.56	1.59	(.09)	(.01)	(.10)	12.66	14.30	1,315	.30	[8]	.20	[8]	.70	[8]	.49	[8]
10/31/12[6,9]	10.00	.05	1.12	1.17	—	—	—	11.17	11.70	18	.13		.08		.59		.52

38	American Funds Portfolio Series

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
American Funds Growth Portfolio
Class A:
4/30/13[6,7]	$11.02	$.08	$1.50	$1.58	$(.11)	$12.49	14.44%	$331,909	.57%[8]		.47%[8]		.91%[8]		1.32%[8]
10/31/12[6,9]	10.00	.02	1.00	1.02	—	11.02	10.20	108,024	.24		.19		.64		.15
Class B:
4/30/13[6,7]	10.98	.04	1.50	1.54	(.09)	12.43	14.07	3,176	1.31	[8]	1.21	[8]	1.65	[8]	.67	[8]
10/31/12[6,9]	10.00	(.02)	1.00	.98	—	10.98	9.80	1,427	.55		.51		.96		(.23)
Class C:
4/30/13[6,7]	10.98	.03	1.51	1.54	(.09)	12.43	14.11	52,733	1.30	[8]	1.20	[8]	1.64	[8]	.49	[8]
10/31/12[6,9]	10.00	(.03)	1.01	.98	—	10.98	9.80	14,284	.55		.50		.95		(.27)
Class F-1:
4/30/13[6,7]	11.02	.08	1.50	1.58	(.11)	12.49	14.48	9,492	.56	[8]	.46	[8]	.90	[8]	1.33	[8]
10/31/12[6,9]	10.00	.02	1.00	1.02	—	11.02	10.20	3,161	.19		.15		.60		.19
Class F-2:
4/30/13[6,7]	11.03	.05	1.55	1.60	(.12)	12.51	14.64	17,903	.32	[8]	.22	[8]	.66	[8]	.87	[8]
10/31/12[6,9]	10.00	.03	1.00	1.03	—	11.03	10.30	1,851	.09		.05		.50		.27
Class 529-A:
4/30/13[6,7]	11.01	.08	1.51	1.59	(.11)	12.49	14.55	52,022	.51	[8]	.41	[8]	.85	[8]	1.44	[8]
10/31/12[6,9]	10.00	.01	1.00	1.01	—	11.01	10.10	20,903	.23		.18		.63		.09
Class 529-B:
4/30/13[6,7]	10.98	.05	1.48	1.53	(.07)	12.44	14.03	620	1.41	[8]	1.31	[8]	1.75	[8]	.79	[8]
10/31/12[6,9]	10.00	(.02)	1.00	.98	—	10.98	9.80	507	.59		.55		1.00		(.23)
Class 529-C:
4/30/13[6,7]	10.98	.03	1.49	1.52	(.08)	12.42	13.95	19,986	1.40	[8]	1.30	[8]	1.74	[8]	.54	[8]
10/31/12[6,9]	10.00	(.03)	1.01	.98	—	10.98	9.80	8,041	.60		.55		1.00		(.30)
Class 529-E:
4/30/13[6,7]	11.00	.07	1.50	1.57	(.11)	12.46	14.37	2,328	.87	[8]	.77	[8]	1.21	[8]	1.19	[8]
10/31/12[6,9]	10.00	(.01)	1.01	1.00	—	11.00	10.00	657	.35		.30		.75		(.05)
Class 529-F-1:
4/30/13[6,7]	11.03	.10	1.49	1.59	(.12)	12.50	14.61	2,084	.40	[8]	.30	[8]	.74	[8]	1.68	[8]
10/31/12[6,9]	10.00	.02	1.01	1.03	—	11.03	10.20	969	.14		.10		.55		.16
Class R-1:
4/30/13[6,7]	10.99	.06	1.48	1.54	(.09)	12.44	14.13	1,535	1.31	[8]	1.21	[8]	1.65	[8]	.98	[8]
10/31/12[6,9]	10.00	(.04)	1.03	.99	—	10.99	9.90	752	.56		.51		.96		(.34)
Class R-2:
4/30/13[6,7]	11.00	.02	1.52	1.54	(.10)	12.44	14.06	5,603	1.36	[8]	1.26	[8]	1.70	[8]	.42	[8]
10/31/12[6,9]	10.00	(.03)	1.03	1.00	—	11.00	10.00	1,509	.48		.44		.89		(.27)
Class R-3:
4/30/13[6,7]	11.01	.01	1.56	1.57	(.10)	12.48	14.37	5,964	.84	[8]	.74	[8]	1.18	[8]	.15	[8]
10/31/12[6,9]	10.00	.02	.99	1.01	—	11.01	10.10	505	.32		.27		.72		.19
Class R-4:
4/30/13[6,7]	11.03	.08	1.50	1.58	(.12)	12.49	14.43	1,002	.59	[8]	.49	[8]	.93	[8]	1.39	[8]
10/31/12[6,9]	10.00	— [10]	1.03	1.03	—	11.03	10.30	227	.18		.13		.58		.04
Class R-5:
4/30/13[6,7]	11.03	.11	1.50	1.61	(.12)	12.52	14.73	11,706	.25	[8]	.15	[8]	.59	[8]	1.93	[8]
10/31/12[6,9]	10.00	.03	1.00	1.03	—	11.03	10.30	8,737	.09		.04		.49		.24
Class R-6:
4/30/13[6,7]	11.03	.05	1.55	1.60	(.11)	12.52	14.65	631	.25	[8]	.15	[8]	.59	[8]	.89	[8]
10/31/12[6,9]	10.00	.05	.98	1.03	—	11.03	10.30	71	.12		.07		.52		.46

See page 45 for footnotes.

American Funds Portfolio Series	39

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds Growth and Income Portfolio
Class A:
4/30/13[6,7]	$10.88	$.15	$1.09	$1.24	$(.18)	$11.94	11.48%	$826,573	.52%[8]		.42%[8]		.79%[8]		2.59%[8]
10/31/12[6,9]	10.00	.09	.87	.96	(.08)	10.88	9.63	299,962	.23		.18		.56		.89
Class B:
4/30/13[6,7]	10.86	.11	1.09	1.20	(.14)	11.92	11.14	7,354	1.27	[8]	1.17	[8]	1.54	[8]	1.94	[8]
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	10.86	9.30	3,761	.55		.50		.88		.59
Class C:
4/30/13[6,7]	10.86	.10	1.10	1.20	(.15)	11.91	11.11	123,912	1.25	[8]	1.15	[8]	1.52	[8]	1.81	[8]
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	10.86	9.30	39,558	.54		.50		.88		.53
Class F-1:
4/30/13[6,7]	10.88	.15	1.10	1.25	(.18)	11.95	11.57	15,595	.52	[8]	.42	[8]	.79	[8]	2.67	[8]
10/31/12[6,9]	10.00	.08	.88	.96	(.08)	10.88	9.66	6,749	.20		.15		.53		.79
Class F-2:
4/30/13[6,7]	10.89	.15	1.10	1.25	(.19)	11.95	11.60	14,588	.27	[8]	.17	[8]	.54	[8]	2.72	[8]
10/31/12[6,9]	10.00	.11	.87	.98	(.09)	10.89	9.81	4,114	.09		.04		.42		1.06
Class 529-A:
4/30/13[6,7]	10.88	.15	1.08	1.23	(.17)	11.94	11.46	84,331	.54	[8]	.44	[8]	.81	[8]	2.61	[8]
10/31/12[6,9]	10.00	.09	.87	.96	(.08)	10.88	9.61	35,800	.26		.22		.60		.84
Class 529-B:
4/30/13[6,7]	10.86	.11	1.08	1.19	(.13)	11.92	11.09	1,060	1.37	[8]	1.27	[8]	1.64	[8]	1.92	[8]
10/31/12[6,9]	10.00	.06	.86	.92	(.06)	10.86	9.25	604	.59		.54		.92		.53
Class 529-C:
4/30/13[6,7]	10.86	.10	1.09	1.19	(.14)	11.91	11.04	37,084	1.36	[8]	1.26	[8]	1.63	[8]	1.77	[8]
10/31/12[6,9]	10.00	.05	.88	.93	(.07)	10.86	9.29	14,675	.59		.54		.92		.49
Class 529-E:
4/30/13[6,7]	10.87	.12	1.10	1.22	(.16)	11.93	11.37	3,669	.83	[8]	.73	[8]	1.10	[8]	2.16	[8]
10/31/12[6,9]	10.00	.07	.88	.95	(.08)	10.87	9.52	1,115	.34		.30		.68		.63
Class 529-F-1:
4/30/13[6,7]	10.89	.16	1.08	1.24	(.18)	11.95	11.54	3,627	.36	[8]	.26	[8]	.63	[8]	2.82	[8]
10/31/12[6,9]	10.00	.10	.87	.97	(.08)	10.89	9.78	1,331	.14		.09		.47		.89
Class R-1:
4/30/13[6,7]	10.86	.10	1.10	1.20	(.15)	11.91	11.14	2,804	1.29	[8]	1.19	[8]	1.56	[8]	1.70	[8]
10/31/12[6,9]	10.00	.08	.85	.93	(.07)	10.86	9.28	816	.54		.50		.88		.79
Class R-2:
4/30/13[6,7]	10.86	.08	1.12	1.20	(.15)	11.91	11.17	8,600	1.29	[8]	1.19	[8]	1.56	[8]	1.34	[8]
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	10.86	9.38	1,484	.48		.43		.81		.52
Class R-3:
4/30/13[6,7]	10.87	.13	1.09	1.22	(.17)	11.92	11.34	7,856	.82	[8]	.72	[8]	1.09	[8]	2.25	[8]
10/31/12[6,9]	10.00	.12	.83	.95	(.08)	10.87	9.52	1,298	.31		.27		.65		1.09
Class R-4:
4/30/13[6,7]	10.89	.14	1.10	1.24	(.18)	11.95	11.54	968	.46	[8]	.36	[8]	.73	[8]	2.52	[8]
10/31/12[6,9]	10.00	.11	.86	.97	(.08)	10.89	9.78	93	.16		.11		.49		1.02
Class R-5:
4/30/13[6,7]	10.89	.17	1.09	1.26	(.19)	11.96	11.70	14,829	.22	[8]	.12	[8]	.49	[8]	3.12	[8]
10/31/12[6,9]	10.00	.10	.88	.98	(.09)	10.89	9.81	11,519	.08		.03		.41		.96
Class R-6:
4/30/13[6,7]	10.89	.17	1.08	1.25	(.19)	11.95	11.59	277	.23	[8]	.13	[8]	.50	[8]	3.07	[8]
10/31/12[6,9]	10.00	.11	.86	.97	(.08)	10.89	9.78	49	.14		.10		.48		1.02

40	American Funds Portfolio Series

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds Balanced Portfolio
Class A:
4/30/13[6,7]	$10.80	$.11	$.97	$1.08	$(.12)	$11.76	10.05%	$640,545	.56%[8]		.46%[8]		.80%[8]		1.95%[8]
10/31/12[6,9]	10.00	.08	.78	.86	(.06)	10.80	8.62	238,580	.23		.18		.53		.73
Class B:
4/30/13[6,7]	10.78	.07	.97	1.04	(.08)	11.74	9.70	5,356	1.28	[8]	1.18	[8]	1.52	[8]	1.31	[8]
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.29	3,190	.55		.50		.85		.37
Class C:
4/30/13[6,7]	10.78	.07	.97	1.04	(.09)	11.73	9.68	115,258	1.27	[8]	1.17	[8]	1.51	[8]	1.22	[8]
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.30	40,201	.54		.50		.85		.37
Class F-1:
4/30/13[6,7]	10.80	.10	.98	1.08	(.12)	11.76	10.09	23,564	.53	[8]	.43	[8]	.77	[8]	1.74	[8]
10/31/12[6,9]	10.00	.08	.78	.86	(.06)	10.80	8.64	4,298	.19		.15		.50		.79
Class F-2:
4/30/13[6,7]	10.81	.12	.97	1.09	(.13)	11.77	10.18	17,502	.28	[8]	.18	[8]	.52	[8]	2.19	[8]
10/31/12[6,9]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,126	.09		.04		.39		.88
Class 529-A:
4/30/13[6,7]	10.79	.11	.98	1.09	(.12)	11.76	10.13	65,355	.52	[8]	.42	[8]	.76	[8]	2.06	[8]
10/31/12[6,9]	10.00	.07	.78	.85	(.06)	10.79	8.51	34,148	.27		.23		.58		.66
Class 529-B:
4/30/13[6,7]	10.78	.06	.97	1.03	(.07)	11.74	9.64	859	1.38	[8]	1.28	[8]	1.62	[8]	1.14	[8]
10/31/12[6,9]	10.00	.04	.78	.82	(.04)	10.78	8.25	495	.59		.54		.89		.38
Class 529-C:
4/30/13[6,7]	10.78	.07	.96	1.03	(.08)	11.73	9.60	29,241	1.37	[8]	1.27	[8]	1.61	[8]	1.19	[8]
10/31/12[6,9]	10.00	.04	.78	.82	(.04)	10.78	8.25	14,126	.59		.55		.90		.33
Class 529-E:
4/30/13[6,7]	10.79	.10	.97	1.07	(.11)	11.75	9.95	2,315	.83	[8]	.73	[8]	1.07	[8]	1.73	[8]
10/31/12[6,9]	10.00	.06	.79	.85	(.06)	10.79	8.49	876	.35		.30		.65		.61
Class 529-F-1:
4/30/13[6,7]	10.80	.13	.97	1.10	(.13)	11.77	10.22	2,754	.37	[8]	.27	[8]	.61	[8]	2.36	[8]
10/31/12[6,9]	10.00	.09	.77	.86	(.06)	10.80	8.67	1,353	.14		.09		.44		.85
Class R-1:
4/30/13[6,7]	10.78	.06	.98	1.04	(.09)	11.73	9.72	3,460	1.27	[8]	1.17	[8]	1.51	[8]	1.11	[8]
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.32	807	.55		.50		.85		.36
Class R-2:
4/30/13[6,7]	10.79	.06	.97	1.03	(.09)	11.73	9.62	9,167	1.31	[8]	1.21	[8]	1.55	[8]	1.13	[8]
10/31/12[6,9]	10.00	.04	.81	.85	(.06)	10.79	8.50	2,552	.48		.44		.79		.40
Class R-3:
4/30/13[6,7]	10.79	.09	.97	1.06	(.10)	11.75	9.93	12,891	.86	[8]	.76	[8]	1.10	[8]	1.56	[8]
10/31/12[6,9]	10.00	.10	.75	.85	(.06)	10.79	8.53	4,686	.31		.26		.61		.89
Class R-4:
4/30/13[6,7]	10.80	.08	1.00	1.08	(.12)	11.76	10.06	6,642	.56	[8]	.46	[8]	.80	[8]	1.36	[8]
10/31/12[6,9]	10.00	.10	.76	.86	(.06)	10.80	8.61	596	.20		.15		.50		.92
Class R-5:
4/30/13[6,7]	10.81	.13	.96	1.09	(.13)	11.77	10.19	8,662	.22	[8]	.12	[8]	.46	[8]	2.39	[8]
10/31/12[6,9]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,741	.08		.03		.38		.83
Class R-6:
4/30/13[6,7]	10.81	.12	.97	1.09	(.13)	11.77	10.18	8,270	.17	[8]	.07	[8]	.41	[8]	2.16	[8]
10/31/12[6,9]	10.00	.10	.77	.87	(.06)	10.81	8.77	53	.13		.08		.43		.93

See page 45 for footnotes.

American Funds Portfolio Series	41

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds Income Portfolio
Class A:
4/30/13[6,7]	$10.57	$.19	$.71	$.90	$(.21)	$11.26	8.65%	$718,223	.57%[8]		.47%[8]		.78%[8]		3.48%[8]
10/31/12[6,9]	10.00	.16	.52	.68	(.11)	10.57	6.84	306,501	.23		.18		.49		1.54
Class B:
4/30/13[6,7]	10.55	.15	.71	.86	(.18)	11.23	8.22	4,552	1.29	[8]	1.19	[8]	1.50	[8]	2.77	[8]
10/31/12[6,9]	10.00	.13	.51	.64	(.09)	10.55	6.47	2,472	.55		.50		.81		1.26
Class C:
4/30/13[6,7]	10.54	.15	.71	.86	(.18)	11.22	8.28	142,698	1.27	[8]	1.17	[8]	1.48	[8]	2.77	[8]
10/31/12[6,9]	10.00	.12	.52	.64	(.10)	10.54	6.41	57,237	.54		.50		.81		1.20
Class F-1:
4/30/13[6,7]	10.57	.19	.71	.90	(.21)	11.26	8.64	29,879	.54	[8]	.44	[8]	.75	[8]	3.62	[8]
10/31/12[6,9]	10.00	.16	.52	.68	(.11)	10.57	6.85	18,026	.20		.16		.47		1.50
Class F-2:
4/30/13[6,7]	10.57	.20	.72	.92	(.22)	11.27	8.87	21,826	.28	[8]	.18	[8]	.49	[8]	3.76	[8]
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	10.57	6.90	9,843	.09		.04		.35		1.61
Class 529-A:
4/30/13[6,7]	10.56	.18	.72	.90	(.21)	11.25	8.64	28,594	.58	[8]	.48	[8]	.79	[8]	3.44	[8]
10/31/12[6,9]	10.00	.16	.51	.67	(.11)	10.56	6.72	13,033	.25		.20		.51		1.56
Class 529-B:
4/30/13[6,7]	10.55	.15	.71	.86	(.17)	11.24	8.27	549	1.38	[8]	1.28	[8]	1.59	[8]	2.72	[8]
10/31/12[6,9]	10.00	.12	.53	.65	(.10)	10.55	6.50	335	.58		.53		.84		1.12
Class 529-C:
4/30/13[6,7]	10.54	.14	.72	.86	(.18)	11.22	8.23	21,559	1.37	[8]	1.27	[8]	1.58	[8]	2.63	[8]
10/31/12[6,9]	10.00	.13	.51	.64	(.10)	10.54	6.41	8,891	.59		.54		.85		1.20
Class 529-E:
4/30/13[6,7]	10.56	.17	.72	.89	(.20)	11.25	8.54	2,366	.83	[8]	.73	[8]	1.04	[8]	3.22	[8]
10/31/12[6,9]	10.00	.15	.52	.67	(.11)	10.56	6.69	856	.35		.30		.61		1.47
Class 529-F-1:
4/30/13[6,7]	10.57	.21	.70	.91	(.22)	11.26	8.74	1,719	.37	[8]	.27	[8]	.58	[8]	3.90	[8]
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	10.57	6.89	456	.14		.09		.40		1.63
Class R-1:
4/30/13[6,7]	10.55	.14	.72	.86	(.18)	11.23	8.27	456	1.29	[8]	1.19	[8]	1.50	[8]	2.66	[8]
10/31/12[6,9]	10.00	.17	.49	.66	(.11)	10.55	6.59	152	.48		.43		.74		1.63
Class R-2:
4/30/13[6,7]	10.56	.14	.71	.85	(.18)	11.23	8.18	5,835	1.34	[8]	1.24	[8]	1.55	[8]	2.64	[8]
10/31/12[6,9]	10.00	.13	.53	.66	(.10)	10.56	6.67	2,028	.50		.45		.76		1.28
Class R-3:
4/30/13[6,7]	10.56	.16	.73	.89	(.20)	11.25	8.52	5,789	.88	[8]	.78	[8]	1.09	[8]	2.92	[8]
10/31/12[6,9]	10.00	.19	.48	.67	(.11)	10.56	6.75	1,844	.31		.26		.57		1.85
Class R-4:
4/30/13[6,7]	10.57	.21	.70	.91	(.22)	11.26	8.70	5,487	.51	[8]	.41	[8]	.72	[8]	3.95	[8]
10/31/12[6,9]	10.00	.23	.46	.69	(.12)	10.57	6.89	874	.18		.14		.45		2.21
Class R-5:
4/30/13[6,7]	10.57	.21	.72	.93	(.23)	11.27	8.89	6,284	.22	[8]	.12	[8]	.43	[8]	3.83	[8]
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	10.57	6.91	5,329	.08		.03		.34		1.68
Class R-6:
4/30/13[6,7]	10.57	.20	.72	.92	(.22)	11.27	8.85	146	.25	[8]	.15	[8]	.46	[8]	3.73	[8]
10/31/12[6,9]	10.00	.19	.50	.69	(.12)	10.57	6.89	47	.14		.09		.40		1.79

42	American Funds Portfolio Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return²,³	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers³,4		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds Tax-Advantaged Income Portfolio
Class A:
4/30/13[6,7]	$10.66	$.15	$.78	$.93	$(.15)	$(.01)	$(.16)	$11.43	8.71%	$162,782	.63%[8]		.53%[8]		.90%[8]		2.78%[8]
10/31/12[6,9]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	66,173	.24		.19		.55		1.45
Class B:
4/30/13[6,7]	10.66	.12	.76	.88	(.12)	(.01)	(.13)	11.41	8.23	191	1.34	[8]	1.24	[8]	1.61	[8]	2.22	[8]
10/31/12[6,9]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	74	.52		.48		.84		1.20
Class C:
4/30/13[6,7]	10.64	.11	.76	.87	(.11)	(.01)	(.12)	11.39	8.22	17,293	1.34	[8]	1.24	[8]	1.61	[8]	2.07	[8]
10/31/12[6,9]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	7,552	.55		.50		.86		1.01
Class F-1:
4/30/13[6,7]	10.66	.15	.77	.92	(.15)	(.01)	(.16)	11.42	8.63	7,666	.60	[8]	.50	[8]	.87	[8]	2.74	[8]
10/31/12[6,9]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	2,884	.19		.15		.51		1.30
Class F-2:
4/30/13[6,7]	10.67	.17	.76	.93	(.16)	(.01)	(.17)	11.43	8.74	3,701	.35	[8]	.25	[8]	.62	[8]	3.03	[8]
10/31/12[6,9]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	1,443	.10		.05		.41		1.48

See page 45 for footnotes.

American Funds Portfolio Series	43

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return²,³	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers³,4		Net effective expense ratio[5]		Ratio of net income to average net assets³
American Funds Preservation Portfolio
Class A:
4/30/13[6,7]	$10.08	$.06	$(.01)	$.05	$(.06)	$10.07	.46%	$316,087	.60%[8]		.46%[8]		.76%[8]		1.12%[8]
10/31/12[6,9]	10.00	.06	.07	.13	(.05)	10.08	1.26	163,334	.23		.19		.50		.60
Class B:
4/30/13[6,7]	10.08	.02	(.02)	—	(.02)	10.06	.01	2,542	1.31	[8]	1.18	[8]	1.48	[8]	.41	[8]
10/31/12[6,9]	10.00	.03	.07	.10	(.02)	10.08	.97	1,602	.55		.51		.82		.28
Class C:
4/30/13[6,7]	10.07	.02	(.01)	.01	(.02)	10.06	.13	58,799	1.30	[8]	1.16	[8]	1.46	[8]	.42	[8]
10/31/12[6,9]	10.00	.03	.06	.09	(.02)	10.07	.93	32,688	.55		.50		.81		.28
Class F-1:
4/30/13[6,7]	10.08	.06	(.01)	.05	(.06)	10.07	.46	8,262	.57	[8]	.43	[8]	.73	[8]	1.15	[8]
10/31/12[6,9]	10.00	.06	.07	.13	(.05)	10.08	1.33	6,796	.20		.15		.46		.63
Class F-2:
4/30/13[6,7]	10.08	.07	(.01)	.06	(.07)	10.07	.60	6,056	.32	[8]	.17	[8]	.47	[8]	1.41	[8]
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.40	3,043	.10		.05		.36		.74
Class 529-A:
4/30/13[6,7]	10.08	.06	(.02)	.04	(.06)	10.06	.36	29,878	.59	[8]	.45	[8]	.75	[8]	1.13	[8]
10/31/12[6,9]	10.00	.06	.06	.12	(.04)	10.08	1.25	16,801	.26		.22		.53		.57
Class 529-B:
4/30/13[6,7]	10.08	.02	(.02)	—	(.01)	10.07	.05	576	1.41	[8]	1.27	[8]	1.57	[8]	.32	[8]
10/31/12[6,9]	10.00	.02	.07	.09	(.01)	10.08	.89	531	.59		.55		.86		.25
Class 529-C:
4/30/13[6,7]	10.08	.02	(.02)	—	(.02)	10.06	(.02)	15,505	1.40	[8]	1.26	[8]	1.56	[8]	.31	[8]
10/31/12[6,9]	10.00	.02	.07	.09	(.01)	10.08	.93	8,453	.60		.55		.86		.24
Class 529-E:
4/30/13[6,7]	10.07	.04	(.01)	.03	(.04)	10.06	.34	2,335	.86	[8]	.72	[8]	1.02	[8]	.85	[8]
10/31/12[6,9]	10.00	.05	.06	.11	(.04)	10.07	1.13	1,345	.35		.31		.62		.47
Class 529-F-1:
4/30/13[6,7]	10.08	.06	(.01)	.05	(.07)	10.06	.45	1,581	.41	[8]	.27	[8]	.57	[8]	1.30	[8]
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.37	686	.14		.10		.41		.68
Class R-1:
4/30/13[6,7]	10.08	.02	(.02)	—	(.02)	10.06	.00	737	1.33	[8]	1.20	[8]	1.50	[8]	.38	[8]
10/31/12[6,9]	10.00	.03	.10	.13	(.05)	10.08	1.30	271	.45		.41		.72		.35
Class R-2:
4/30/13[6,7]	10.07	.02	(.02)	—	(.02)	10.05	.01	4,977	1.40	[8]	1.25	[8]	1.55	[8]	.31	[8]
10/31/12[6,9]	10.00	.03	.08	.11	(.04)	10.07	1.11	1,401	.47		.42		.73		.33
Class R-3:
4/30/13[6,7]	10.08	.04	(.02)	.02	(.04)	10.06	.21	3,202	.95	[8]	.81	[8]	1.11	[8]	.72	[8]
10/31/12[6,9]	10.00	.05	.07	.12	(.04)	10.08	1.19	245	.33		.29		.60		.51
Class R-4:
4/30/13[6,7]	10.08	.06	(.01)	.05	(.06)	10.07	.46	1,249	.57	[8]	.44	[8]	.74	[8]	1.14	[8]
10/31/12[6,9]	10.00	.06	.08	.14	(.06)	10.08	1.36	271	.17		.13		.44		.63
Class R-5:
4/30/13[6,7]	10.08	.07	(.01)	.06	(.07)	10.07	.61	3,623	.26	[8]	.12	[8]	.42	[8]	1.47	[8]
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.42	3,377	.08		.04		.35		.75
Class R-6:
4/30/13[6,7]	10.08	.07	(.01)	.06	(.07)	10.07	.59	430	.30	[8]	.15	[8]	.45	[8]	1.39	[8]
10/31/12[6,9]	10.00	.07	.06	.13	(.05)	10.08	1.34	24	.13		.08		.39		.72

44	American Funds Portfolio Series

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return²,³	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers³,4		Net effective expense ratio[5]		Ratio of net income to average net assets³
American Funds Tax-Exempt Preservation Portfolio
Class A:
4/30/13[6,7]	$10.11	$.13	$.03	$.16	$(.12)	$10.15	1.62%	$136,549	.62%[8]		.46%[8]		.77%[8]		2.51%[8]
10/31/12[6,9]	10.00	.12	.09	.21	(.10)	10.11	2.10	71,341	.24		.19		.50		1.22
Class B:
4/30/13[6,7]	10.12	.09	.04	.13	(.09)	10.16	1.26	142	1.33	[8]	1.17	[8]	1.48	[8]	1.80	[8]
10/31/12[6,9]	10.00	.09	.09	.18	(.06)	10.12	1.84	101	.53		.49		.80		.92
Class C:
4/30/13[6,7]	10.10	.09	.04	.13	(.09)	10.14	1.29	42,655	1.33	[8]	1.16	[8]	1.47	[8]	1.81	[8]
10/31/12[6,9]	10.00	.09	.09	.18	(.08)	10.10	1.77	22,159	.55		.51		.82		.89
Class F-1:
4/30/13[6,7]	10.11	.13	.03	.16	(.12)	10.15	1.62	10,744	.59	[8]	.43	[8]	.74	[8]	2.54	[8]
10/31/12[6,9]	10.00	.12	.09	.21	(.10)	10.11	2.13	9,144	.20		.16		.47		1.24
Class F-2:
4/30/13[6,7]	10.11	.14	.04	.18	(.14)	10.15	1.75	15,382	. 34	[8]	.18	[8]	.49	[8]	2.80	[8]
10/31/12[6,9]	10.00	.13	.09	.22	(.11)	10.11	2.25	12,032	.10		.05		.36		1.34

Portfolio turnover rate for all share classes	Six months ended April 30, 2013[6,7]		Period ended October 31, 2012[6,9,11]
Global Growth Portfolio	—%[12]		40%
Growth Portfolio	—	[12]	24
Growth and Income Portfolio	—	[12]	7
Balanced Portfolio	—	[12]	9
Income Portfolio	—	[12]	7
Tax-Advantaged Income Portfolio	—	[12]	45
Preservation Portfolio	1		16
Tax-Exempt Preservation Portfolio	3		36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 46 to 53 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited for the six months ended April 30, 2013.
[8]	Annualized.
[9]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[10]	Amount less than $.01.
[11]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[12]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	45

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds Portfolio Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Global Growth Portfolio
Class A — actual return	$1,000.00	$1,140.30	$2.81	.53%	$5.47	1.03%
Class A — assumed 5% return	1,000.00	1,022.17	2.66	.53	5.16	1.03
Class B — actual return	1,000.00	1,137.01	6.73	1.27	9.38	1.77
Class B — assumed 5% return	1,000.00	1,018.50	6.36	1.27	8.85	1.77
Class C — actual return	1,000.00	1,137.34	6.68	1.26	9.33	1.76
Class C — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.80	1.76
Class F-1 — actual return	1,000.00	1,141.67	2.76	.52	5.42	1.02
Class F-1 — assumed 5% return	1,000.00	1,022.22	2.61	.52	5.11	1.02
Class F-2 — actual return	1,000.00	1,142.35	1.43	.27	4.09	.77
Class F-2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	3.86	.77
Class 529-A — actual return	1,000.00	1,141.97	2.66	.50	5.31	1.00
Class 529-A — assumed 5% return	1,000.00	1,022.32	2.51	.50	5.01	1.00
Class 529-B — actual return	1,000.00	1,135.97	7.26	1.37	9.90	1.87
Class 529-B — assumed 5% return	1,000.00	1,018.00	6.85	1.37	9.35	1.87
Class 529-C — actual return	1,000.00	1,136.91	7.21	1.36	9.85	1.86
Class 529-C — assumed 5% return	1,000.00	1,018.05	6.80	1.36	9.30	1.86
Class 529-E — actual return	1,000.00	1,140.10	4.35	.82	7.00	1.32
Class 529-E — assumed 5% return	1,000.00	1,020.73	4.11	.82	6.61	1.32
Class 529-F-1 — actual return	1,000.00	1,141.28	1.91	.36	4.57	.86
Class 529-F-1 — assumed 5% return	1,000.00	1,023.01	1.81	.36	4.31	.86
Class R-1 — actual return	1,000.00	1,136.71	6.57	1.24	9.22	1.74
Class R-1 — assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.70	1.74
Class R-2 — actual return	1,000.00	1,136.25	7.15	1.35	9.80	1.85
Class R-2 — assumed 5% return	1,000.00	1,018.10	6.76	1.35	9.25	1.85
Class R-3 — actual return	1,000.00	1,139.74	4.24	.80	6.90	1.30
Class R-3 — assumed 5% return	1,000.00	1,020.83	4.01	.80	6.51	1.30
Class R-4 — actual return	1,000.00	1,141.21	2.87	.54	5.52	1.04
Class R-4 — assumed 5% return	1,000.00	1,022.12	2.71	.54	5.21	1.04
Class R-5 — actual return	1,000.00	1,143.29	1.06	.20	3.72	.70
Class R-5 — assumed 5% return	1,000.00	1,023.80	1.00	.20	3.51	.70
Class R-6 — actual return	1,000.00	1,142.96	1.06	.20	3.72	.70
Class R-6 — assumed 5% return	1,000.00	1,023.80	1.00	.20	3.51	.70

See page 53 for footnotes.

American Funds Portfolio Series	47

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth Portfolio
Class A — actual return	$1,000.00	$1,144.36	$2.50	.47%	$4.84	.91%
Class A — assumed 5% return	1,000.00	1,022.46	2.36	.47	4.56	.91
Class B — actual return	1,000.00	1,140.71	6.42	1.21	8.76	1.65
Class B — assumed 5% return	1,000.00	1,018.79	6.06	1.21	8.25	1.65
Class C — actual return	1,000.00	1,141.15	6.37	1.20	8.71	1.64
Class C — assumed 5% return	1,000.00	1,018.84	6.01	1.20	8.20	1.64
Class F-1 — actual return	1,000.00	1,144.77	2.45	.46	4.79	.90
Class F-1 — assumed 5% return	1,000.00	1,022.51	2.31	.46	4.51	.90
Class F-2 — actual return	1,000.00	1,146.35	1.17	.22	3.51	.66
Class F-2 — assumed 5% return	1,000.00	1,023.70	1.10	.22	3.31	.66
Class 529-A — actual return	1,000.00	1,145.52	2.18	.41	4.52	.85
Class 529-A — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.26	.85
Class 529-B — actual return	1,000.00	1,140.34	6.95	1.31	9.29	1.75
Class 529-B — assumed 5% return	1,000.00	1,018.30	6.56	1.31	8.75	1.75
Class 529-C — actual return	1,000.00	1,139.52	6.90	1.30	9.23	1.74
Class 529-C — assumed 5% return	1,000.00	1,018.35	6.51	1.30	8.70	1.74
Class 529-E — actual return	1,000.00	1,143.68	4.09	.77	6.43	1.21
Class 529-E — assumed 5% return	1,000.00	1,020.98	3.86	.77	6.06	1.21
Class 529-F-1 — actual return	1,000.00	1,146.06	1.60	.30	3.94	.74
Class 529-F-1 — assumed 5% return	1,000.00	1,023.31	1.51	.30	3.71	.74
Class R-1 — actual return	1,000.00	1,141.27	6.42	1.21	8.76	1.65
Class R-1 — assumed 5% return	1,000.00	1,018.79	6.06	1.21	8.25	1.65
Class R-2 — actual return	1,000.00	1,140.56	6.69	1.26	9.02	1.70
Class R-2 — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.50	1.70
Class R-3 — actual return	1,000.00	1,143.69	3.93	.74	6.27	1.18
Class R-3 — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.91	1.18
Class R-4 — actual return	1,000.00	1,144.33	2.61	.49	4.94	.93
Class R-4 — assumed 5% return	1,000.00	1,022.36	2.46	.49	4.66	.93
Class R-5 — actual return	1,000.00	1,147.27	.80	.15	3.14	.59
Class R-5 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.96	.59
Class R-6 — actual return	1,000.00	1,146.49	.80	.15	3.14	.59
Class R-6 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.96	.59

48	American Funds Portfolio Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth and Income Portfolio
Class A — actual return	$1,000.00	$1,114.83	$2.20	.42%	$4.14	.79%
Class A — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.96	.79
Class B — actual return	1,000.00	1,111.39	6.13	1.17	8.06	1.54
Class B — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.70	1.54
Class C — actual return	1,000.00	1,111.11	6.02	1.15	7.96	1.52
Class C — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.60	1.52
Class F-1 — actual return	1,000.00	1,115.74	2.20	.42	4.14	.79
Class F-1 — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.96	.79
Class F-2 — actual return	1,000.00	1,115.99	.89	.17	2.83	.54
Class F-2 — assumed 5% return	1,000.00	1,023.95	.85	.17	2.71	.54
Class 529-A — actual return	1,000.00	1,114.61	2.31	.44	4.25	.81
Class 529-A — assumed 5% return	1,000.00	1,022.61	2.21	.44	4.06	.81
Class 529-B — actual return	1,000.00	1,110.90	6.65	1.27	8.58	1.64
Class 529-B — assumed 5% return	1,000.00	1,018.50	6.36	1.27	8.20	1.64
Class 529-C — actual return	1,000.00	1,110.39	6.59	1.26	8.53	1.63
Class 529-C — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.15	1.63
Class 529-E — actual return	1,000.00	1,113.73	3.83	.73	5.76	1.10
Class 529-E — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.51	1.10
Class 529-F-1 — actual return	1,000.00	1,115.45	1.36	.26	3.30	.63
Class 529-F-1 — assumed 5% return	1,000.00	1,023.51	1.30	.26	3.16	.63
Class R-1 — actual return	1,000.00	1,111.42	6.23	1.19	8.17	1.56
Class R-1 — assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.80	1.56
Class R-2 — actual return	1,000.00	1,111.66	6.23	1.19	8.17	1.56
Class R-2 — assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.80	1.56
Class R-3 — actual return	1,000.00	1,113.42	3.77	.72	5.71	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.46	1.09
Class R-4 — actual return	1,000.00	1,115.38	1.89	.36	3.83	.73
Class R-4 — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5 — actual return	1,000.00	1,117.03	.63	.12	2.57	.49
Class R-5 — assumed 5% return	1,000.00	1,024.20	.60	.12	2.46	.49
Class R-6 — actual return	1,000.00	1,115.86	.68	.13	2.62	.50
Class R-6 — assumed 5% return	1,000.00	1,024.15	.65	.13	2.51	.50

See page 53 for footnotes.

American Funds Portfolio Series	49

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Balanced Portfolio
Class A — actual return	$1,000.00	$1,100.55	$2.40	.46%	$4.17	.80%
Class A — assumed 5% return	1,000.00	1,022.51	2.31	.46	4.01	.80
Class B — actual return	1,000.00	1,096.95	6.14	1.18	7.90	1.52
Class B — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.60	1.52
Class C — actual return	1,000.00	1,096.80	6.08	1.17	7.85	1.51
Class C — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.55	1.51
Class F-1 — actual return	1,000.00	1,100.95	2.24	.43	4.01	.77
Class F-1 — assumed 5% return	1,000.00	1,022.66	2.16	.43	3.86	.77
Class F-2 — actual return	1,000.00	1,101.75	.94	.18	2.71	.52
Class F-2 — assumed 5% return	1,000.00	1,023.90	.90	.18	2.61	.52
Class 529-A — actual return	1,000.00	1,101.32	2.19	.42	3.96	.76
Class 529-A — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.81	.76
Class 529-B — actual return	1,000.00	1,096.36	6.65	1.28	8.42	1.62
Class 529-B — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.10	1.62
Class 529-C — actual return	1,000.00	1,095.97	6.60	1.27	8.37	1.61
Class 529-C — assumed 5% return	1,000.00	1,018.50	6.36	1.27	8.05	1.61
Class 529-E — actual return	1,000.00	1,099.47	3.80	.73	5.57	1.07
Class 529-E — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.36	1.07
Class 529-F-1 — actual return	1,000.00	1,102.19	1.41	.27	3.18	.61
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	3.06	.61
Class R-1 — actual return	1,000.00	1,097.19	6.08	1.17	7.85	1.51
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.55	1.51
Class R-2 — actual return	1,000.00	1,096.24	6.29	1.21	8.06	1.55
Class R-2 — assumed 5% return	1,000.00	1,018.79	6.06	1.21	7.75	1.55
Class R-3 — actual return	1,000.00	1,099.29	3.96	.76	5.73	1.10
Class R-3 — assumed 5% return	1,000.00	1,021.03	3.81	.76	5.51	1.10
Class R-4 — actual return	1,000.00	1,100.57	2.40	.46	4.17	.80
Class R-4 — assumed 5% return	1,000.00	1,022.51	2.31	.46	4.01	.80
Class R-5 — actual return	1,000.00	1,101.87	.63	.12	2.40	.46
Class R-5 — assumed 5% return	1,000.00	1,024.20	.60	.12	2.31	.46
Class R-6 — actual return	1,000.00	1,101.79	.36	.07	2.14	.41
Class R-6 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.06	.41

50	American Funds Portfolio Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Income Portfolio
Class A — actual return	$1,000.00	$1,086.48	$2.43	.47%	$4.04	.78%
Class A — assumed 5% return	1,000.00	1,022.46	2.36	.47	3.91	.78
Class B — actual return	1,000.00	1,082.17	6.14	1.19	7.74	1.50
Class B — assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.50	1.50
Class C — actual return	1,000.00	1,082.75	6.04	1.17	7.64	1.48
Class C — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.40	1.48
Class F-1 — actual return	1,000.00	1,086.40	2.28	.44	3.88	.75
Class F-1 — assumed 5% return	1,000.00	1,022.61	2.21	.44	3.76	.75
Class F-2 — actual return	1,000.00	1,088.70	.93	.18	2.54	.49
Class F-2 — assumed 5% return	1,000.00	1,023.90	.90	.18	2.46	.49
Class 529-A — actual return	1,000.00	1,086.40	2.48	.48	4.09	.79
Class 529-A — assumed 5% return	1,000.00	1,022.41	2.41	.48	3.96	.79
Class 529-B — actual return	1,000.00	1,082.72	6.61	1.28	8.21	1.59
Class 529-B — assumed 5% return	1,000.00	1,018.45	6.41	1.28	7.95	1.59
Class 529-C — actual return	1,000.00	1,082.28	6.56	1.27	8.16	1.58
Class 529-C — assumed 5% return	1,000.00	1,018.50	6.36	1.27	7.90	1.58
Class 529-E — actual return	1,000.00	1,085.41	3.77	.73	5.38	1.04
Class 529-E — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.21	1.04
Class 529-F-1 — actual return	1,000.00	1,087.37	1.40	.27	3.00	.58
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	2.91	.58
Class R-1 — actual return	1,000.00	1,082.68	6.15	1.19	7.75	1.50
Class R-1 — assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.50	1.50
Class R-2 — actual return	1,000.00	1,081.81	6.40	1.24	8.00	1.55
Class R-2 — assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.75	1.55
Class R-3 — actual return	1,000.00	1,085.21	4.03	.78	5.64	1.09
Class R-3 — assumed 5% return	1,000.00	1,020.93	3.91	.78	5.46	1.09
Class R-4 — actual return	1,000.00	1,086.97	2.12	.41	3.73	.72
Class R-4 — assumed 5% return	1,000.00	1,022.76	2.06	.41	3.61	.72
Class R-5 — actual return	1,000.00	1,088.86	.62	.12	2.23	.43
Class R-5 — assumed 5% return	1,000.00	1,024.20	.60	.12	2.16	.43
Class R-6 — actual return	1,000.00	1,088.54	.78	.15	2.38	.46
Class R-6 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.31	.46

See page 53 for footnotes.

American Funds Portfolio Series	51

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Tax-Advantaged Income Portfolio
Class A — actual return	$1,000.00	$1,087.13	$2.74	.53%	$4.66	.90%
Class A — assumed 5% return	1,000.00	1,022.17	2.66	.53	4.51	.90
Class B — actual return	1,000.00	1,082.26	6.40	1.24	8.31	1.61
Class B — assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.05	1.61
Class C — actual return	1,000.00	1,082.21	6.40	1.24	8.31	1.61
Class C — assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.05	1.61
Class F-1 — actual return	1,000.00	1,086.33	2.59	.50	4.50	.87
Class F-1 — assumed 5% return	1,000.00	1,022.32	2.51	.50	4.36	.87
Class F-2 — actual return	1,000.00	1,087.43	1.29	.25	3.21	.62
Class F-2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	3.11	.62
American Funds Preservation Portfolio
Class A — actual return	$1,000.00	$1,004.59	$2.29	.46%	$3.78	.76%
Class A — assumed 5% return	1,000.00	1,022.51	2.31	.46	3.81	.76
Class B — actual return	1,000.00	1,000.11	5.85	1.18	7.34	1.48
Class B — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.40	1.48
Class C — actual return	1,000.00	1,001.29	5.76	1.16	7.24	1.46
Class C — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.30	1.46
Class F-1 — actual return	1,000.00	1,004.62	2.14	.43	3.63	.73
Class F-1 — assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class F-2 — actual return	1,000.00	1,005.95	.85	.17	2.34	.47
Class F-2 — assumed 5% return	1,000.00	1,023.95	.85	.17	2.36	.47
Class 529-A — actual return	1,000.00	1,003.64	2.24	.45	3.73	.75
Class 529-A — assumed 5% return	1,000.00	1,022.56	2.26	.45	3.76	.75
Class 529-B — actual return	1,000.00	1,000.46	6.30	1.27	7.79	1.57
Class 529-B — assumed 5% return	1,000.00	1,018.50	6.36	1.27	7.85	1.57
Class 529-C — actual return	1,000.00	999.83	6.25	1.26	7.74	1.56
Class 529-C — assumed 5% return	1,000.00	1,018.55	6.31	1.26	7.80	1.56
Class 529-E — actual return	1,000.00	1,003.36	3.58	.72	5.07	1.02
Class 529-E — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.11	1.02
Class 529-F-1 — actual return	1,000.00	1,004.54	1.34	.27	2.83	.57
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	2.86	.57
Class R-1 — actual return	1,000.00	1,000.01	5.95	1.20	7.44	1.50
Class R-1 — assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.50	1.50
Class R-2 — actual return	1,000.00	1,000.12	6.20	1.25	7.69	1.55
Class R-2 — assumed 5% return	1,000.00	1,018.60	6.26	1.25	7.75	1.55
Class R-3 — actual return	1,000.00	1,002.07	4.02	.81	5.51	1.11
Class R-3 — assumed 5% return	1,000.00	1,020.78	4.06	.81	5.56	1.11
Class R-4 — actual return	1,000.00	1,004.60	2.19	.44	3.68	.74
Class R-4 — assumed 5% return	1,000.00	1,022.61	2.21	.44	3.71	.74
Class R-5 — actual return	1,000.00	1,006.14	.60	.12	2.09	.42
Class R-5 — assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class R-6 — actual return	1,000.00	1,005.94	.75	.15	2.24	.45
Class R-6 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.26	.45

52	American Funds Portfolio Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Tax-Exempt Preservation Portfolio
Class A — actual return	$1,000.00	$1,016.21	$2.30	.46%	$3.85	.77%
Class A — assumed 5% return	1,000.00	1,022.51	2.31	.46	3.86	.77
Class B — actual return	1,000.00	1,012.56	5.84	1.17	7.39	1.48
Class B — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.40	1.48
Class C — actual return	1,000.00	1,012.90	5.79	1.16	7.34	1.47
Class C — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.35	1.47
Class F-1 — actual return	1,000.00	1,016.24	2.15	.43	3.70	.74
Class F-1 — assumed 5% return	1,000.00	1,022.66	2.16	.43	3.71	.74
Class F-2 — actual return	1,000.00	1,017.51	.90	.18	2.45	.49
Class F-2 — assumed 5% return	1,000.00	1,023.90	.90	.18	2.46	.49

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	53

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Cumulative total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

Life of class
Global Growth Portfolio
Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	18.02%
Not reflecting CDSC	23.02

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	22.05
Not reflecting CDSC	23.05

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	23.88

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	24.07

Class 529-A shares[3] — first sold 5/18/12
Reflecting 5.75% maximum sales charge	16.68
Not reflecting maximum sales charge	23.80

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	18.01
Not reflecting CDSC	23.01

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	21.89
Not reflecting CDSC	22.89

Class 529-E shares[2,3] — first sold 5/18/12	23.59

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	23.95

54	American Funds Portfolio Series

Life of class
Growth Portfolio
Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	17.43%
Not reflecting CDSC	22.43

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	21.48
Not reflecting CDSC	22.48

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	23.33

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	23.51

Class 529-A shares[3] — first sold 5/18/12
Reflecting 5.75% maximum sales charge	16.11
Not reflecting maximum sales charge	23.19

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	17.39
Not reflecting CDSC	22.39

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	21.30
Not reflecting CDSC	22.30

Class 529-E shares[2,3] — first sold 5/18/12	22.98

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	23.36

See page 59 for footnotes.

American Funds Portfolio Series	55

Other share class results (continued)

Life of class
Growth and Income Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	12.90%
Not reflecting CDSC	17.90

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	16.98
Not reflecting CDSC	17.98

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	18.77

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	18.95

Class 529-A shares[3] — first sold 5/18/12
Reflecting 5.75% maximum sales charge	11.78
Not reflecting maximum sales charge	18.59

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	12.91
Not reflecting CDSC	17.91

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	16.89
Not reflecting CDSC	17.89

Class 529-E shares[2,3] — first sold 5/18/12	18.40

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	18.87

56	American Funds Portfolio Series

Life of class
Balanced Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	11.06%
Not reflecting CDSC	16.06

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	15.05
Not reflecting CDSC	16.05

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	16.86

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	17.12

Class 529-A shares[3] — first sold 5/18/12
Reflecting 5.75% maximum sales charge	10.04
Not reflecting maximum sales charge	16.76

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	11.05
Not reflecting CDSC	16.05

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	15.00
Not reflecting CDSC	16.00

Class 529-E shares[2,3] — first sold 5/18/12	16.54

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	17.02

See page 59 for footnotes.

American Funds Portfolio Series	57

Other share class results (continued)

Life of class
Income Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	7.65%
Not reflecting CDSC	12.65

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	11.65
Not reflecting CDSC	12.65

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	13.41

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	13.70

Class 529-A shares[3] — first sold 5/18/12
Reflecting 5.75% maximum sales charge	6.75
Not reflecting maximum sales charge	13.26

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	7.65
Not reflecting CDSC	12.65

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	11.59
Not reflecting CDSC	12.59

Class 529-E shares[2,3] — first sold 5/18/12	13.13

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	13.54

Tax-Advantaged Income Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	8.90
Not reflecting CDSC	13.90

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.81
Not reflecting CDSC	13.81

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	14.63

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	14.79

58	American Funds Portfolio Series

Life of class
Preservation Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–4.35%
Not reflecting CDSC	0.65

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–0.38
Not reflecting CDSC	0.62

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	1.31

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	1.49

Class 529-A shares[3] — first sold 5/18/12
Reflecting 2.50% maximum sales charge	–1.35
Not reflecting maximum sales charge	1.22

Class 529-B shares[1,3] — first sold 5/18/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–4.39
Not reflecting CDSC	0.61

Class 529-C shares[3] — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–0.41
Not reflecting CDSC	0.59

Class 529-E shares[2,3] — first sold 5/18/12	1.10

Class 529-F-1 shares[2,3] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	1.42

Tax-Exempt Preservation Portfolio

Class B shares[1] — first sold 5/18/12
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–2.53
Not reflecting CDSC	2.47

Class C shares — first sold 5/18/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	1.43
Not reflecting CDSC	2.43

Class F-1 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	3.18

Class F-2 shares[2] — first sold 5/18/12
Not reflecting annual asset-based fee charged by sponsoring firm	3.30

[1]	These shares are not available for purchase.
[2]	These shares are sold without any initial or contingent deferred sales charge.
[3]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving its management fee of 0.10% and reimbursing a portion of other expenses. Investment results shown reflect the waiver and reimbursements, without which the results would have been lower. After December 31, 2013, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through December 31, 2013.

For information regarding the differences among the various share classes, refer to the fund prospectus.

American Funds Portfolio Series	59

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

 The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2013